UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Equity
Central Fund

December 31, 2014

1.876938.106

EMQ-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.7%
	Shares	Value
Argentina - 0.5%
Grupo Financiero Galicia SA sponsored ADR (d)	50,870	$ 808,324
YPF SA Class D sponsored ADR	52,100	1,379,087
TOTAL ARGENTINA		2,187,411
Bermuda - 1.9%
Aquarius Platinum Ltd. (Australia) (a)	3,237,425	755,030
Credicorp Ltd. (United States)	12,940	2,072,729
GP Investments Ltd. Class A (depositary receipt) (a)	320,507	699,323
Shangri-La Asia Ltd.	1,134,000	1,553,900
Yue Yuen Industrial (Holdings) Ltd.	884,000	3,178,691
TOTAL BERMUDA		8,259,673
Brazil - 2.0%
BR Properties SA	120,500	464,647
Cielo SA	114,400	1,793,337
Companhia de Saneamento de Minas Gerais	56,340	533,685
Cosan SA Industria e Comercio	61,305	665,356
Fibria Celulose SA (a)	147,800	1,807,606
Minerva SA (a)	457,000	1,702,016
Smiles SA	94,200	1,631,898
T4F Entretenimento SA (a)	166,350	180,230
TOTAL BRAZIL		8,778,775
British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	29,850	486,555
Canada - 0.7%
First Quantum Minerals Ltd.	41,500	589,744
Goldcorp, Inc.	64,500	1,194,177
Pan American Silver Corp.	109,900	1,011,080
Torex Gold Resources, Inc. (a)	365,700	387,167
TOTAL CANADA		3,182,168
Cayman Islands - 6.5%
58.com, Inc. ADR (a)	27,600	1,146,780
Alibaba Group Holding Ltd. sponsored ADR	8,500	883,490
China Lodging Group Ltd. ADR (a)	74,200	1,949,976
China ZhengTong Auto Services Holdings Ltd.	3,058,200	1,355,298
Cimc Enric Holdings Ltd.	728,000	574,417
E-House China Holdings Ltd. ADR	39,800	288,152
Eurasia Drilling Co. Ltd. GDR (Reg. S)	64,625	1,150,325
Haitian International Holdings Ltd.	399,000	836,262
Hengan International Group Co. Ltd.	190,500	1,986,193
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Leju Holdings Ltd. ADR (f)	16,155	$ 173,828
Shenzhou International Group Holdings Ltd.	398,000	1,311,605
SINA Corp. (a)	20,250	757,553
Tencent Holdings Ltd.	576,000	8,334,104
Tingyi (Cayman Islands) Holding Corp.	1,832,000	4,163,286
Uni-President China Holdings Ltd.	2,636,400	2,408,014
Yingde Gases Group Co. Ltd.	872,000	609,951
TOTAL CAYMAN ISLANDS		27,929,234
Chile - 1.1%
Empresa Nacional de Electricidad SA	549,373	832,795
Enersis SA	164,895	54,204
Inversiones La Construccion SA	92,212	1,124,351
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	43,400	1,036,392
Vina Concha y Toro SA	992,128	1,912,654
TOTAL CHILE		4,960,396
China - 11.3%
Anhui Conch Cement Co. Ltd. (H Shares)	355,000	1,314,340
Baoshan Iron & Steel Co. Ltd.	763,600	856,474
BBMG Corp. (H Shares)	2,073,000	1,723,386
China Life Insurance Co. Ltd.	223,100	1,219,048
China Life Insurance Co. Ltd. (H Shares)	1,803,300	7,065,588
China Pacific Insurance Group Co. Ltd. (H Shares)	1,023,300	5,148,238
China Shenhua Energy Co. Ltd. (H Shares)	542,000	1,599,394
China Suntien Green Energy Corp. Ltd. (H Shares)	2,224,850	462,897
China Telecom Corp. Ltd. (H Shares)	5,697,100	3,304,246
Daqin Railway Co. Ltd. (A Shares)	1,087,800	1,855,397
Industrial & Commercial Bank of China Ltd. (H Shares)	14,030,000	10,244,598
Kweichow Moutai Co. Ltd.	89,300	2,709,356
Maanshan Iron & Steel Ltd. (H Shares) (a)	2,350,000	699,930
PetroChina Co. Ltd. (H Shares)	3,876,000	4,302,697
PICC Property & Casualty Co. Ltd. (H Shares)	2,176,086	4,199,246
Qingdao Haier Co. Ltd.	648,700	1,926,426
TOTAL CHINA		48,631,261
Colombia - 0.6%
BanColombia SA sponsored ADR (d)	57,740	2,764,591
Egypt - 0.2%
Citadel Capital Corp. (a)	2,302,200	924,093
Common Stocks - continued
	Shares	Value
Greece - 0.5%
National Bank of Greece SA (a)	554,500	$ 973,277
Public Power Corp. of Greece (a)	85,980	561,817
Titan Cement Co. SA (Reg.)	21,415	496,756
TOTAL GREECE		2,031,850
Hong Kong - 4.9%
China Mobile Ltd.	149,500	1,751,056
China Mobile Ltd. sponsored ADR	89,330	5,254,391
China Power International Development Ltd.	2,219,500	1,119,931
China Resources Power Holdings Co. Ltd.	584,720	1,491,460
CNOOC Ltd.	2,661,000	3,598,122
CNOOC Ltd. sponsored ADR (d)	2,300	311,512
Far East Horizon Ltd.	2,345,200	2,305,039
Lenovo Group Ltd.	1,216,000	1,587,626
Sinotruk Hong Kong Ltd.	1,643,500	916,269
Techtronic Industries Co. Ltd.	839,000	2,691,583
TOTAL HONG KONG		21,026,989
India - 11.5%
Adani Ports & Special Economic Zone	376,025	1,895,349
Axis Bank Ltd. (a)	754,363	6,088,129
Bharti Airtel Ltd. (a)	319,525	1,779,160
Bharti Infratel Ltd.	674,243	3,595,401
Coal India Ltd.	485,479	2,945,089
Eicher Motors Ltd.	7,480	1,774,892
GAIL India Ltd.	178,502	1,254,514
Grasim Industries Ltd.	29,027	1,663,390
HCL Technologies Ltd.	35,192	890,023
Infosys Ltd.	125,976	3,914,168
ITC Ltd. (a)	558,408	3,257,447
JK Cement Ltd.	106,226	1,072,359
Larsen & Toubro Ltd. (a)	72,939	1,720,808
LIC Housing Finance Ltd.	225,869	1,556,455
Lupin Ltd.	103,411	2,455,469
Petronet LNG Ltd. (a)	480,378	1,586,298
Phoenix Mills Ltd. (a)	275,930	1,623,735
Power Grid Corp. of India Ltd.	522,364	1,156,248
SREI Infrastructure Finance Ltd.	1,300,015	976,308
State Bank of India	540,219	2,657,561
Tata Consultancy Services Ltd.	52,721	2,137,674
Common Stocks - continued
	Shares	Value
India - continued
Wipro Ltd.	110,339	$ 959,943
Yes Bank Ltd.	205,380	2,499,145
TOTAL INDIA		49,459,565
Indonesia - 1.4%
PT Bakrieland Development Tbk (a)	53,159,800	212,468
PT Bank Rakyat Indonesia Tbk	4,249,000	3,993,978
PT Kalbe Farma Tbk	11,971,000	1,764,864
TOTAL INDONESIA		5,971,310
Israel - 0.6%
Bezeq The Israel Telecommunication Corp. Ltd.	1,425,300	2,539,632
Kenya - 0.3%
Equity Bank Ltd. (a)	2,193,800	1,211,375
Korea (South) - 15.0%
AMOREPACIFIC Group, Inc.	2,703	2,456,973
Bgf Retail (a)	6,001	418,503
Daewoo International Corp.	168,016	4,825,550
E-Mart Co. Ltd.	14,165	2,634,496
Fila Korea Ltd.	14,932	1,524,599
Hyundai Industrial Development & Construction Co.	60,355	2,126,901
Hyundai Mobis	31,615	6,797,883
KB Financial Group, Inc.	79,977	2,627,898
Korea Electric Power Corp.	18,969	734,602
Korea Zinc Co. Ltd.	3,774	1,386,384
Korean Reinsurance Co.	242,649	2,386,870
LG Chemical Ltd.	15,324	2,518,398
LG Corp.	25,191	1,406,193
NAVER Corp.	3,303	2,125,976
POSCO	12,399	3,138,922
Samsung C&T Corp.	34,493	1,936,123
Samsung Electronics Co. Ltd.	14,928	18,037,200
Shinhan Financial Group Co. Ltd.	96,013	3,878,626
SK Hynix, Inc. (a)	65,990	2,834,267
SK Telecom Co. Ltd. sponsored ADR	34,260	925,363
TOTAL KOREA (SOUTH)		64,721,727
Luxembourg - 0.6%
Globant SA (a)	28,651	447,529
Tenaris SA sponsored ADR (d)	65,400	1,975,734
TOTAL LUXEMBOURG		2,423,263
Common Stocks - continued
	Shares	Value
Mexico - 4.7%
America Movil S.A.B. de CV Series L sponsored ADR	193,686	$ 4,295,955
Banregio Grupo Financiero S.A.B. de CV	198,610	999,259
Credito Real S.A.B. de CV	260,389	557,885
El Puerto de Liverpool S.A.B. de CV Class C	68,099	682,432
Grupo Aeroportuario del Pacifico SA de CV Series B	205,800	1,293,351
Grupo Aeroportuario Norte S.A.B. de CV	133,700	614,682
Grupo Comercial Chedraui S.A.B. de CV	371,797	1,065,967
Grupo Financiero Banorte S.A.B. de CV Series O	623,390	3,430,943
Grupo Televisa SA de CV (CPO) sponsored ADR	130,100	4,431,206
Macquarie Mexican (REIT)	1,705,300	2,920,812
TOTAL MEXICO		20,292,492
Netherlands - 0.2%
Cnova NV (a)	92,100	728,511
Nigeria - 1.1%
Guaranty Trust Bank PLC GDR (Reg. S)	238,974	1,550,941
Transnational Corp. of Nigeria PLC	23,044,476	409,260
Zenith Bank PLC	28,455,411	2,862,645
TOTAL NIGERIA		4,822,846
Panama - 0.4%
Copa Holdings SA Class A	14,800	1,533,872
Philippines - 2.7%
Alliance Global Group, Inc. (h)	5,181,500	2,585,309
LT Group, Inc. (f)	2,550,600	689,149
Metropolitan Bank & Trust Co.	1,445,892	2,662,826
Nickel Asia Corp. (h)	620,000	654,441
PNOC Energy Development Corp.	5,010,700	910,025
Robinsons Land Corp.	6,716,450	3,959,689
TOTAL PHILIPPINES		11,461,439
Poland - 0.2%
Cyfrowy Polsat SA	127,482	846,147
Puerto Rico - 0.1%
Popular, Inc. (a)	16,200	551,610
Russia - 2.1%
Bashneft OJSC rights (a)	884	0
E.ON Russia JSC (a)	15,939,100	598,208
LUKOIL Oil Co. sponsored ADR (United Kingdom)	87,500	3,482,500
Mobile TeleSystems OJSC (a)	203,850	567,257
Mobile TeleSystems OJSC sponsored ADR	16,840	120,911
NOVATEK OAO GDR (Reg. S)	35,700	2,798,880
Common Stocks - continued
	Shares	Value
Russia - continued
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	326,892	$ 1,323,913
TMK OAO GDR (Reg. S)	63,305	146,868
TOTAL RUSSIA		9,038,537
Singapore - 0.7%
Ezion Holdings Ltd.	806,280	681,053
First Resources Ltd.	1,519,000	2,135,582
TOTAL SINGAPORE		2,816,635
South Africa - 4.7%
Alexander Forbes Group Holding (a)	871,351	715,596
Aspen Pharmacare Holdings Ltd.	103,900	3,646,638
Barclays Africa Group Ltd.	155,927	2,453,261
Bidvest Group Ltd.	79,962	2,100,569
Blue Label Telecoms Ltd. (f)	1,005,000	764,539
Impala Platinum Holdings Ltd. (a)(f)	113,500	743,535
JSE Ltd.	123,400	1,290,778
Life Healthcare Group Holdings Ltd.	476,200	1,760,266
Naspers Ltd. Class N	52,600	6,889,439
TOTAL SOUTH AFRICA		20,364,621
Taiwan - 8.9%
Advantech Co. Ltd.	63,000	461,791
Catcher Technology Co. Ltd.	175,000	1,349,334
E.SUN Financial Holdings Co. Ltd.	2,425,086	1,500,315
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,912,782	5,273,997
Inotera Memories, Inc. (a)	713,000	1,116,964
King's Town Bank	727,000	751,993
Largan Precision Co. Ltd.	24,000	1,793,769
MediaTek, Inc.	215,000	3,120,709
Pegatron Corp.	576,000	1,314,547
Radiant Opto-Electronics Corp.	222,000	705,718
Taiwan Cement Corp.	714,000	974,571
Taiwan Fertilizer Co. Ltd.	873,600	1,537,572
Taiwan Semiconductor Manufacturing Co. Ltd.	2,748,869	12,091,316
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	41,180	921,608
Unified-President Enterprises Corp.	2,504,982	3,955,279
Universal Cement Corp.	793,780	645,661
Vanguard International Semiconductor Corp.	482,000	787,496
Voltronic Power Technology Corp.	150	1,344
TOTAL TAIWAN		38,303,984
Common Stocks - continued
	Shares	Value
Thailand - 2.0%
Intouch Holdings PCL NVDR	891,400	$ 2,125,427
Kasikornbank PCL (For. Reg.)	470,400	3,254,587
PTT Exploration and Production PCL (For. Reg.)	391,200	1,325,237
Thai Union Frozen Products PCL (For. Reg.)	703,900	1,924,919
TOTAL THAILAND		8,630,170
Turkey - 2.2%
Aselsan A/S	165,000	848,129
Aygaz A/S	195,800	824,448
Tupras Turkiye Petrol Rafinelleri A/S	84,358	1,998,243
Turkcell Iletisim Hizmet A/S (a)	64,400	393,001
Turkcell Iletisim Hizmet A/S sponsored ADR (a)	111,320	1,683,158
Turkiye Garanti Bankasi A/S	910,200	3,656,397
TOTAL TURKEY		9,403,376
United Arab Emirates - 0.7%
DP World Ltd.	56,519	1,186,899
First Gulf Bank PJSC	374,037	1,731,158
TOTAL UNITED ARAB EMIRATES		2,918,057
United Kingdom - 0.0%
China Pacific Insurance Group Co. Ltd. ELS (UBS Warrant Programme) warrants 6/29/15 (a)(e)	40,400	208,792
United States of America - 0.3%
Cognizant Technology Solutions Corp. Class A (a)	22,508	1,185,271
TOTAL COMMON STOCKS (Cost $364,118,297)		390,596,228
Nonconvertible Preferred Stocks - 6.3%

Brazil - 4.0%
Ambev SA sponsored ADR	173,500	1,079,170
Banco do Estado Rio Grande do Sul SA	439,600	2,397,938
Braskem SA (PN-A)	244,700	1,610,959
Companhia Paranaense de Energia-Copel:
(PN-B)	5,960	80,492
(PN-B) sponsored (d)	54,510	717,897
Itau Unibanco Holding SA sponsored ADR	422,990	5,503,100
Marcopolo SA (PN)	567,000	710,296
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.)	350,500	2,656,790
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
TIM Participacoes SA sponsored ADR	17,840	$ 396,226
Vale SA (PN-A) sponsored ADR	306,900	2,228,094
TOTAL BRAZIL		17,380,962
Korea (South) - 1.9%
Hyundai Motor Co. Series 2	20,876	2,552,072
Samsung Electronics Co. Ltd.	3,357	3,173,345
Samsung Fire & Marine Insurance Co. Ltd.	15,504	2,370,217
TOTAL KOREA (SOUTH)		8,095,634
Russia - 0.4%
Surgutneftegas (a)	3,216,200	1,561,511
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $30,059,655)		27,038,107
Government Obligations - 0.0%
Principal Amount
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0% to 0.03% 1/22/15 to 4/2/15 (g) (Cost $239,992)	$ 240,000	239,992
Money Market Funds - 3.7%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	12,908,915	12,908,915
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	2,889,750	2,889,750
TOTAL MONEY MARKET FUNDS (Cost $15,798,665)		15,798,665
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $410,216,609)		433,672,992
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(3,169,177)
NET ASSETS - 100%		$ 430,503,815
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
104 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2015	$ 4,980,040	$ 59,802

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $208,792 or 0.0% of net assets.

(f) A portion of security was sold on delayed delivery basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $239,992.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,019
Fidelity Securities Lending Cash Central Fund	8,984
Total	$ 12,003
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 40,231,896	$ 17,339,839	$ 22,892,057	$ -
Consumer Staples	34,499,004	5,759,807	28,739,197	-
Energy	34,627,593	18,126,806	16,500,787	-
Financials	117,077,707	39,056,684	78,021,023	-
Health Care	9,627,237	5,406,904	4,220,333	-
Industrials	31,507,151	9,052,337	22,454,814	-
Information Technology	79,805,918	7,795,951	72,009,967	-
Materials	30,656,319	11,105,510	19,550,809	-
Telecommunication Services	28,731,184	15,782,893	12,948,291	-
Utilities	10,870,326	4,203,546	6,666,780	-
Government Obligations	239,992	-	239,992	-
Money Market Funds	15,798,665	15,798,665	-	-
Total Investments in Securities:	$ 433,672,992	$ 149,428,942	$ 284,244,050	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 59,802	$ 59,802	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 172,205,474
Level 2 to Level 1	$ 3,201,744
Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $413,455,269. Net unrealized appreciation aggregated $20,217,723, of which $56,434,561 related to appreciated investment securities and $36,216,838 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Industrials
Central Fund

December 31, 2014

1.842157.108

INCIP-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
AEROSPACE & DEFENSE - 26.3%
Aerospace & Defense - 26.3%
General Dynamics Corp.	249,540	$ 34,341,695
Honeywell International, Inc.	640,836	64,032,333
L-3 Communications Holdings, Inc.	128,000	16,154,880
Northrop Grumman Corp.	176,100	25,955,379
Orbital Sciences Corp. (a)	169,100	4,547,099
Raytheon Co.	104,200	11,271,314
Teledyne Technologies, Inc. (a)	187,796	19,294,161
Textron, Inc.	565,115	23,796,993
The Boeing Co.	503,398	65,431,672
United Technologies Corp.	849,833	97,730,791
		362,556,317
AIR FREIGHT & LOGISTICS - 5.0%
Air Freight & Logistics - 5.0%
FedEx Corp.	395,730	68,722,472
AIRLINES - 6.3%
Airlines - 6.3%
American Airlines Group, Inc.	662,027	35,504,508
Delta Air Lines, Inc.	770,700	37,910,733
United Continental Holdings, Inc. (a)	201,300	13,464,957
		86,880,198
BUILDING PRODUCTS - 3.8%
Building Products - 3.8%
A.O. Smith Corp.	516,377	29,128,827
Lennox International, Inc.	238,343	22,659,269
		51,788,096
COMMERCIAL SERVICES & SUPPLIES - 3.6%
Diversified Support Services - 1.6%
KAR Auction Services, Inc.	625,100	21,659,715
Environmental & Facility Services - 0.9%
Waste Connections, Inc.	292,814	12,880,888
Office Services & Supplies - 0.8%
West Corp.	338,551	11,172,183
Security & Alarm Services - 0.3%
Tyco International Ltd.	77,000	3,377,220
TOTAL COMMERCIAL SERVICES & SUPPLIES		49,090,006
Common Stocks - continued
	Shares	Value
CONSTRUCTION & ENGINEERING - 2.4%
Construction & Engineering - 2.4%
AECOM Technology Corp. (a)	264,700	$ 8,038,939
EMCOR Group, Inc.	343,175	15,267,856
Jacobs Engineering Group, Inc. (a)	234,600	10,484,274
		33,791,069
CONSTRUCTION MATERIALS - 0.3%
Construction Materials - 0.3%
Caesarstone Sdot-Yam Ltd.	75,535	4,518,504
DIVERSIFIED CONSUMER SERVICES - 0.2%
Specialized Consumer Services - 0.2%
ServiceMaster Global Holdings, Inc.	123,181	3,297,555
ELECTRICAL EQUIPMENT - 2.5%
Electrical Components & Equipment - 1.4%
EnerSys	139,700	8,622,284
Hubbell, Inc. Class B	91,399	9,764,155
		18,386,439
Heavy Electrical Equipment - 1.1%
Babcock & Wilcox Co.	515,300	15,613,590
TOTAL ELECTRICAL EQUIPMENT		34,000,029
ENERGY EQUIPMENT & SERVICES - 0.4%
Oil & Gas Equipment & Services - 0.4%
Aspen Aerogels, Inc.	712,814	5,688,256
INDUSTRIAL CONGLOMERATES - 8.7%
Industrial Conglomerates - 8.7%
Danaher Corp.	1,086,719	93,142,685
General Electric Co.	1,063,700	26,879,699
		120,022,384
MACHINERY - 15.4%
Agricultural & Farm Machinery - 2.1%
Deere & Co.	337,427	29,852,167
Construction Machinery & Heavy Trucks - 6.0%
Caterpillar, Inc.	471,026	43,113,010
Cummins, Inc.	94,057	13,560,198
Manitowoc Co., Inc.	1,156,287	25,553,943
		82,227,151
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - 7.3%
Flowserve Corp.	154,200	$ 9,225,786
Global Brass & Copper Holdings, Inc.	204,831	2,695,576
Hyster-Yale Materials Handling Class A	48,278	3,533,950
IDEX Corp.	177,933	13,850,305
Ingersoll-Rand PLC	360,500	22,852,095
Pall Corp.	269,008	27,226,300
Valmont Industries, Inc. (d)	168,234	21,365,718
		100,749,730
TOTAL MACHINERY		212,829,048
OIL, GAS & CONSUMABLE FUELS - 1.6%
Oil & Gas Storage & Transport - 1.6%
Golar LNG Ltd.	290,700	10,601,829
Scorpio Tankers, Inc.	1,245,183	10,820,640
		21,422,469
PROFESSIONAL SERVICES - 9.1%
Human Resource & Employment Services - 2.2%
On Assignment, Inc. (a)	73,700	2,446,103
Towers Watson & Co.	244,731	27,696,207
		30,142,310
Research & Consulting Services - 6.9%
Corporate Executive Board Co.	204,637	14,842,322
Dun & Bradstreet Corp.	209,118	25,294,913
Huron Consulting Group, Inc. (a)	301,300	20,605,907
Nielsen Holdings B.V.	335,486	15,006,289
Verisk Analytics, Inc. (a)	296,555	18,994,348
		94,743,779
TOTAL PROFESSIONAL SERVICES		124,886,089
ROAD & RAIL - 11.3%
Railroads - 6.8%
CSX Corp.	647,100	23,444,433
Union Pacific Corp.	591,186	70,427,988
		93,872,421
Trucking - 4.5%
Hertz Global Holdings, Inc. (a)	123,700	3,085,078
Common Stocks - continued
	Shares	Value
ROAD & RAIL - CONTINUED
Trucking - continued
J.B. Hunt Transport Services, Inc.	528,650	$ 44,538,763
Swift Transporation Co. (a)	519,500	14,873,285
		62,497,126
TOTAL ROAD & RAIL		156,369,547
TRADING COMPANIES & DISTRIBUTORS - 1.7%
Trading Companies & Distributors - 1.7%
AerCap Holdings NV (a)	155,400	6,032,628
HD Supply Holdings, Inc. (a)	572,100	16,871,229
		22,903,857
TOTAL COMMON STOCKS (Cost $1,056,072,655)		1,358,765,896
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.13% (b)	30,272,765	30,272,765
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	3,826,650	3,826,650
TOTAL MONEY MARKET FUNDS (Cost $34,099,415)		34,099,415
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,090,172,070)		1,392,865,311
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(15,790,129)
NET ASSETS - 100%		$ 1,377,075,182
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,011
Fidelity Securities Lending Cash Central Fund	39,454
Total	$ 44,465
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $1,093,743,449. Net unrealized appreciation aggregated $299,121,862, of which $312,171,368 related to appreciated investment securities and $13,049,506 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Materials
Central Fund

December 31, 2014

1.842155.108

MTCIP-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CHEMICALS - 70.4%
Commodity Chemicals - 11.7%
Axiall Corp.	153,270	$ 6,509,377
Cabot Corp.	242,735	10,646,357
LyondellBasell Industries NV Class A	297,330	23,605,029
Methanex Corp.	208,500	9,577,935
Orion Engineered Carbons SA (a)	201,000	3,414,990
		53,753,688
Diversified Chemicals - 21.6%
E.I. du Pont de Nemours & Co.	667,400	49,347,554
Eastman Chemical Co.	325,689	24,706,768
FMC Corp.	314,229	17,920,480
Huntsman Corp.	328,300	7,478,674
		99,453,476
Fertilizers & Agricultural Chemicals - 13.9%
CF Industries Holdings, Inc.	57,438	15,654,153
Monsanto Co.	314,734	37,601,271
The Mosaic Co.	237,200	10,828,180
		64,083,604
Industrial Gases - 8.3%
Airgas, Inc.	90,303	10,401,100
Praxair, Inc.	216,100	27,997,916
		38,399,016
Specialty Chemicals - 14.9%
Albemarle Corp. U.S.	44,000	2,645,720
Ashland, Inc.	100,000	11,976,000
Ecolab, Inc.	195,348	20,417,773
NewMarket Corp.	20,395	8,229,994
Sherwin-Williams Co.	55,523	14,604,770
W.R. Grace & Co. (a)	113,096	10,788,227
		68,662,484
TOTAL CHEMICALS		324,352,268
CONSTRUCTION MATERIALS - 2.9%
Construction Materials - 2.9%
Eagle Materials, Inc.	176,157	13,393,217
CONTAINERS & PACKAGING - 14.1%
Metal & Glass Containers - 2.1%
Aptargroup, Inc.	143,353	9,581,715
Common Stocks - continued
	Shares	Value
CONTAINERS & PACKAGING - CONTINUED
Paper Packaging - 12.0%
Avery Dennison Corp.	9,400	$ 487,672
Graphic Packaging Holding Co. (a)	854,376	11,636,601
Packaging Corp. of America	127,300	9,935,765
Rock-Tenn Co. Class A	383,564	23,389,733
Sealed Air Corp.	231,000	9,801,330
		55,251,101
TOTAL CONTAINERS & PACKAGING		64,832,816
ENERGY EQUIPMENT & SERVICES - 0.5%
Oil & Gas Equipment & Services - 0.5%
Aspen Aerogels, Inc.	273,477	2,182,346
METALS & MINING - 10.2%
Diversified Metals & Mining - 2.2%
Copper Mountain Mining Corp. (a)	783,600	1,065,664
Freeport-McMoRan, Inc.	384,800	8,988,928
		10,054,592
Gold - 2.1%
Franco-Nevada Corp.	65,066	3,204,016
Royal Gold, Inc.	106,869	6,700,686
		9,904,702
Steel - 5.9%
Carpenter Technology Corp.	121,867	6,001,950
Nucor Corp.	228,600	11,212,830
Steel Dynamics, Inc.	484,200	9,558,108
Worthington Industries, Inc.	8,262	248,604
		27,021,492
TOTAL METALS & MINING		46,980,786
PAPER & FOREST PRODUCTS - 0.8%
Paper Products - 0.8%
Domtar Corp.	93,900	3,776,658
TOTAL COMMON STOCKS (Cost $375,840,037)		455,518,091
Money Market Funds - 0.8%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b) (Cost $3,712,909)	3,712,909	$ 3,712,909
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $379,552,946)		459,231,000
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,194,977
NET ASSETS - 100%		$ 460,425,977
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 862
Fidelity Securities Lending Cash Central Fund	5,700
Total	$ 6,562
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $380,711,690. Net unrealized appreciation aggregated $78,519,310, of which $92,468,244 related to appreciated investment securities and $13,948,934 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Telecom Services
Central Fund

December 31, 2014

1.842154.108

TSCIP-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.5%
Communications Equipment - 0.5%
Ruckus Wireless, Inc. (a)	126,500	$ 1,520,530
DIVERSIFIED TELECOMMUNICATION SERVICES - 62.8%
Alternative Carriers - 23.3%
8x8, Inc. (a)	720,717	6,601,768
Cogent Communications Group, Inc.	364,202	12,889,109
Globalstar, Inc. (a)(d)	2,294,300	6,309,325
Iliad SA	12,542	3,015,560
inContact, Inc. (a)	469,446	4,126,430
Inmarsat PLC	66,600	829,903
Iridium Communications, Inc. (a)(d)	330,680	3,224,130
Level 3 Communications, Inc. (a)	371,977	18,368,224
Lumos Networks Corp.	365,306	6,144,447
magicJack VocalTec Ltd. (a)(d)	200	1,624
Premiere Global Services, Inc. (a)	346,505	3,679,883
Towerstream Corp. (a)(d)	556,756	1,029,999
Vonage Holdings Corp. (a)	697,329	2,656,823
		68,877,225
Integrated Telecommunication Services - 39.5%
AT&T, Inc.	669,546	22,490,050
Atlantic Tele-Network, Inc.	72,200	4,879,998
Bezeq The Israel Telecommunication Corp. Ltd.	1,160,100	2,067,093
CenturyLink, Inc.	281,905	11,157,800
Cincinnati Bell, Inc. (a)	579,747	1,849,393
Consolidated Communications Holdings, Inc.	119,200	3,317,336
Frontier Communications Corp. (d)	1,225,553	8,174,439
General Communications, Inc. Class A (a)	29,028	399,135
Hawaiian Telcom Holdco, Inc. (a)	235	6,479
IDT Corp. Class B	132,981	2,700,844
Telecom Italia SpA (a)(d)	782,900	834,953
Verizon Communications, Inc.	1,249,906	58,470,601
Windstream Holdings, Inc. (d)	1,372	11,305
		116,359,426
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		185,236,651
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Technology Distributors - 0.2%
Ingram Micro, Inc. Class A (a)	26,200	724,168
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
EarthLink Holdings Corp.	2,600	$ 11,414
Gogo, Inc. (a)(d)	79,900	1,320,747
Rackspace Hosting, Inc. (a)	27,091	1,268,130
		2,600,291
IT SERVICES - 0.8%
IT Consulting & Other Services - 0.8%
Interxion Holding N.V. (a)	82,280	2,249,535
MEDIA - 10.4%
Cable & Satellite - 10.4%
DIRECTV (a)	225,500	19,550,850
DISH Network Corp. Class A (a)	10,100	736,189
Liberty Global PLC Class C	26,464	1,278,476
Time Warner Cable, Inc.	59,400	9,032,364
		30,597,879
REAL ESTATE INVESTMENT TRUSTS - 3.1%
Office REITs - 0.7%
CyrusOne, Inc.	70,000	1,928,500
Specialized REITs - 2.4%
American Tower Corp.	65,498	6,474,477
Crown Castle International Corp.	9,500	747,650
		7,222,127
TOTAL REAL ESTATE INVESTMENT TRUSTS		9,150,627
SOFTWARE - 0.8%
Application Software - 0.7%
Comverse, Inc. (a)	39,400	739,932
Interactive Intelligence Group, Inc. (a)	25,200	1,207,080
		1,947,012
Systems Software - 0.1%
Rovi Corp. (a)	20,400	460,836
TOTAL SOFTWARE		2,407,848
WIRELESS TELECOMMUNICATION SERVICES - 18.7%
Wireless Telecommunication Services - 18.7%
Bharti Infratel Ltd.	315,406	1,681,903
Boingo Wireless, Inc. (a)	2,355	18,063
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
KDDI Corp.	39,800	$ 2,500,397
Leap Wireless International, Inc. rights	300	756
Mobistar SA (a)	43,800	1,039,069
NTELOS Holdings Corp.	18	75
RingCentral, Inc. (a)(d)	206,600	3,082,472
SBA Communications Corp. Class A (a)	108,164	11,980,245
Shenandoah Telecommunications Co.	55,337	1,729,281
Sprint Corp. (a)(d)	1,032,163	4,283,476
T-Mobile U.S., Inc. (a)	466,775	12,574,919
Telephone & Data Systems, Inc.	388,111	9,799,803
U.S. Cellular Corp. (a)	46,500	1,852,095
Vodafone Group PLC sponsored ADR	134,100	4,582,197
		55,124,751
TOTAL COMMON STOCKS (Cost $231,769,292)		289,612,280
Nonconvertible Preferred Stocks - 0.8%

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Integrated Telecommunication Services - 0.4%
Telefonica Brasil SA sponsored ADR	69,300	1,225,224
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
TIM Participacoes SA sponsored ADR	47,100	1,046,091
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,723,362)		2,271,315
Money Market Funds - 6.9%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	2,476,531	$ 2,476,531
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	17,820,460	17,820,460
TOTAL MONEY MARKET FUNDS (Cost $20,296,991)		20,296,991
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $254,789,645)		312,180,586
NET OTHER ASSETS (LIABILITIES) - (5.9)%		(17,386,980)
NET ASSETS - 100%		$ 294,793,606
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,968
Fidelity Securities Lending Cash Central Fund	36,236
Total	$ 38,204
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 289,612,280	$ 284,594,271	$ 5,017,253	$ 756
Nonconvertible Preferred Stocks	2,271,315	2,271,315	-	-
Money Market Funds	20,296,991	20,296,991	-	-
Total Investments in Securities:	$ 312,180,586	$ 307,162,577	$ 5,017,253	$ 756

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 7,093,449
Level 2 to Level 1	$ 0
Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $255,492,752. Net unrealized appreciation aggregated $56,687,834, of which $62,943,049 related to appreciated investment securities and $6,255,215 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Utilities
Central Fund

December 31, 2014

1.842153.108

UTCIP-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.9%
Construction & Engineering - 0.9%
Abengoa SA Class B (d)	2,159,300	$ 4,786,761
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%
Alternative Carriers - 1.5%
Cogent Communications Group, Inc.	62,498	2,211,804
Level 3 Communications, Inc. (a)	110,246	5,443,947
		7,655,751
ELECTRIC UTILITIES - 37.4%
Electric Utilities - 37.4%
Edison International	262,183	17,167,743
Exelon Corp.	1,188,000	44,051,040
FirstEnergy Corp.	475,200	18,528,048
ITC Holdings Corp.	116,939	4,727,844
NextEra Energy, Inc.	571,042	60,696,053
NRG Yield, Inc. Class A (d)	160,500	7,565,970
OGE Energy Corp.	383,449	13,604,771
PPL Corp.	696,490	25,303,482
		191,644,951
GAS UTILITIES - 0.3%
Gas Utilities - 0.3%
National Fuel Gas Co.	24,300	1,689,579
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.3%
Renewable Electricity - 0.3%
Abengoa Yield PLC	55,600	1,518,992
INDEPENDENT POWER PRODUCERS & RENEWABLE ELECTRICITY PRODUCERS - 11.5%
Independent Power Producers & Energy Traders - 11.5%
Black Hills Corp.	32,272	1,711,707
Calpine Corp. (a)	905,222	20,032,563
Dynegy, Inc. (a)	224,100	6,801,435
NRG Energy, Inc.	502,442	13,540,812
The AES Corp.	1,214,094	16,718,074
		58,804,591
MEDIA - 3.2%
Cable & Satellite - 3.2%
DISH Network Corp. Class A (a)	138,627	10,104,522
Liberty Global PLC Class A (a)	120,600	6,054,723
		16,159,245
Common Stocks - continued
	Shares	Value
MULTI-UTILITIES - 30.4%
Multi-Utilities - 30.4%
Dominion Resources, Inc.	671,509	$ 51,639,042
MDU Resources Group, Inc.	219,746	5,164,031
NiSource, Inc.	543,673	23,062,609
PG&E Corp.	487,469	25,952,850
Sempra Energy	446,915	49,768,454
		155,586,986
OIL, GAS & CONSUMABLE FUELS - 8.5%
Oil & Gas Storage & Transport - 8.5%
Boardwalk Pipeline Partners, LP	126,642	2,250,428
Cheniere Energy Partners LP	300	9,600
Cheniere Energy Partners LP Holdings LLC	460,084	10,365,693
Cheniere Energy, Inc. (a)	37,645	2,650,208
Energy Transfer Equity LP	289,911	16,635,093
Kinder Morgan Holding Co. LLC	132,600	5,610,306
Plains GP Holdings LP Class A	230,391	5,916,441
		43,437,769
REAL ESTATE INVESTMENT TRUSTS - 1.5%
Specialized REITs - 1.5%
Crown Castle International Corp.	94,300	7,421,410
WIRELESS TELECOMMUNICATION SERVICES - 2.2%
Wireless Telecommunication Services - 2.2%
T-Mobile U.S., Inc. (a)	181,900	4,900,386
Telephone & Data Systems, Inc.	245,699	6,203,900
		11,104,286
TOTAL COMMON STOCKS (Cost $413,364,495)		499,810,321
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	12,595,013	$ 12,595,013
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	4,793,904	4,793,904
TOTAL MONEY MARKET FUNDS (Cost $17,388,917)		17,388,917
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $430,753,412)		517,199,238
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(5,442,289)
NET ASSETS - 100%		$ 511,756,949
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,913
Fidelity Securities Lending Cash Central Fund	17,662
Total	$ 19,575
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $431,319,074. Net unrealized appreciation aggregated $85,880,164, of which $91,234,040 related to appreciated investment securities and $5,353,876 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Consumer Discretionary
Central Fund

December 31, 2014

1.842162.108

CDCIP-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
AUTO COMPONENTS - 3.9%
Auto Parts & Equipment - 3.9%
Delphi Automotive PLC	522,173	$ 37,972,421
Tenneco, Inc. (a)	384,900	21,789,189
		59,761,610
AUTOMOBILES - 2.0%
Automobile Manufacturers - 0.6%
Tata Motors Ltd. (a)	1,227,011	9,611,673
Motorcycle Manufacturers - 1.4%
Harley-Davidson, Inc.	319,500	21,058,245
TOTAL AUTOMOBILES		30,669,918
BEVERAGES - 1.9%
Distillers & Vintners - 0.9%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	150,100	14,735,317
Soft Drinks - 1.0%
Monster Beverage Corp. (a)	138,544	15,011,242
TOTAL BEVERAGES		29,746,559
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Diversified Support Services - 0.5%
KAR Auction Services, Inc.	222,469	7,708,551
FOOD & STAPLES RETAILING - 0.3%
Food Retail - 0.3%
Sprouts Farmers Market LLC (a)	117,000	3,975,660
FOOD PRODUCTS - 1.8%
Packaged Foods & Meats - 1.8%
Associated British Foods PLC	229,359	11,271,311
Keurig Green Mountain, Inc.	121,100	16,033,035
		27,304,346
HOTELS, RESTAURANTS & LEISURE - 19.2%
Casinos & Gaming - 3.1%
Las Vegas Sands Corp.	445,900	25,933,544
Wynn Resorts Ltd.	141,700	21,079,292
		47,012,836
Hotels, Resorts & Cruise Lines - 4.9%
China Lodging Group Ltd. ADR (a)	83,562	2,196,009
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Hotels, Resorts & Cruise Lines - continued
Marriott International, Inc. Class A	299,510	$ 23,370,765
Wyndham Worldwide Corp.	583,538	50,044,219
		75,610,993
Leisure Facilities - 0.5%
Vail Resorts, Inc.	85,592	7,799,999
Restaurants - 10.7%
Buffalo Wild Wings, Inc. (a)	100,200	18,074,076
Domino's Pizza, Inc.	104,600	9,850,182
Fiesta Restaurant Group, Inc. (a)	366,600	22,289,280
Jubilant Foodworks Ltd. (a)	425,799	9,260,031
Ruth's Hospitality Group, Inc.	1,524,500	22,867,500
Starbucks Corp.	740,000	60,717,000
Texas Roadhouse, Inc. Class A	653,704	22,069,047
		165,127,116
TOTAL HOTELS, RESTAURANTS & LEISURE		295,550,944
HOUSEHOLD DURABLES - 1.4%
Homebuilding - 1.4%
Lennar Corp. Class A	254,200	11,390,702
PulteGroup, Inc.	494,400	10,609,824
		22,000,526
INTERNET & CATALOG RETAIL - 5.3%
Internet Retail - 5.3%
Amazon.com, Inc. (a)	41,580	12,904,353
Ocado Group PLC (a)(d)	1,491,007	9,295,534
priceline.com, Inc. (a)	52,101	59,406,081
Wayfair, LLC. (d)	3,600	71,460
		81,677,428
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
Alibaba Group Holding Ltd. sponsored ADR	46,800	4,864,392
HomeAway, Inc. (a)	287,800	8,570,684
		13,435,076
LEISURE PRODUCTS - 1.2%
Leisure Products - 1.2%
Brunswick Corp.	347,900	17,833,354
Common Stocks - continued
	Shares	Value
MEDIA - 26.6%
Advertising - 0.1%
MDC Partners, Inc. Class A (sub. vtg.)	55,476	$ 1,260,415
Broadcasting - 2.4%
ITV PLC	11,186,200	37,519,714
Cable & Satellite - 12.8%
Comcast Corp. Class A	1,866,600	108,281,466
DIRECTV (a)	274,925	23,835,998
Naspers Ltd. Class N	290,000	37,983,601
Sirius XM Holdings, Inc. (a)	4,638,800	16,235,800
Time Warner Cable, Inc.	68,600	10,431,316
		196,768,181
Movies & Entertainment - 11.1%
CTS Eventim AG	142,156	4,188,166
The Walt Disney Co.	1,340,205	126,233,905
Time Warner, Inc.	359,300	30,691,406
Twenty-First Century Fox, Inc. Class A	235,014	9,025,713
		170,139,190
Publishing - 0.2%
Rightmove PLC	71,300	2,498,161
TOTAL MEDIA		408,185,661
MULTILINE RETAIL - 0.7%
General Merchandise Stores - 0.7%
B&M European Value Retail S.A.	1,523,100	6,765,625
Don Quijote Holdings Co. Ltd.	59,400	4,083,572
		10,849,197
PERSONAL PRODUCTS - 0.6%
Personal Products - 0.6%
AMOREPACIFIC Group, Inc.	271	246,334
Estee Lauder Companies, Inc. Class A	117,100	8,923,020
		9,169,354
SPECIALTY RETAIL - 21.4%
Apparel Retail - 7.6%
L Brands, Inc.	713,300	61,736,115
Ross Stores, Inc.	90,557	8,535,903
TJX Companies, Inc.	672,710	46,134,452
		116,406,470
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Automotive Retail - 4.5%
AutoZone, Inc. (a)	55,300	$ 34,236,783
O'Reilly Automotive, Inc. (a)	177,300	34,151,526
		68,388,309
Home Improvement Retail - 6.8%
Home Depot, Inc.	921,600	96,740,352
Lumber Liquidators Holdings, Inc. (a)	102,900	6,823,299
PT ACE Hardware Indonesia Tbk	16,195,400	1,023,859
		104,587,510
Specialty Stores - 2.5%
Tiffany & Co., Inc.	260,595	27,847,182
World Duty Free SpA (a)(d)	1,152,951	11,112,197
		38,959,379
TOTAL SPECIALTY RETAIL		328,341,668
TEXTILES, APPAREL & LUXURY GOODS - 12.4%
Apparel, Accessories & Luxury Goods - 8.5%
Compagnie Financiere Richemont SA Series A	143,345	12,803,295
G-III Apparel Group Ltd. (a)	154,468	15,602,813
lululemon athletica, Inc. (a)	26,600	1,484,014
PVH Corp.	381,109	48,846,741
Ralph Lauren Corp.	108,387	20,068,937
VF Corp.	421,712	31,586,229
		130,392,029
Footwear - 3.9%
NIKE, Inc. Class B	621,293	59,737,322
TOTAL TEXTILES, APPAREL & LUXURY GOODS		190,129,351
TOTAL COMMON STOCKS (Cost $1,284,152,488)		1,536,339,203
Money Market Funds - 2.1%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	16,324,698	$ 16,324,698
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	16,340,063	16,340,063
TOTAL MONEY MARKET FUNDS (Cost $32,664,761)		32,664,761
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $1,316,817,249)		1,569,003,964
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(33,672,904)
NET ASSETS - 100%		$ 1,535,331,060
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,851
Fidelity Securities Lending Cash Central Fund	13,384
Total	$ 17,235
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,536,339,203	$ 1,507,925,568	$ 28,413,635	$ -
Money Market Funds	32,664,761	32,664,761	-	-
Total Investments in Securities:	$ 1,569,003,964	$ 1,540,590,329	$ 28,413,635	$ -
Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $1,318,801,502. Net unrealized appreciation aggregated $250,202,462, of which $277,622,361 related to appreciated investment securities and $27,419,899 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Consumer Staples
Central Fund

December 31, 2014

1.842161.108

CSCIP-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
BEVERAGES - 21.5%
Brewers - 3.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (a)	126,728	$ 1,232,240
Anheuser-Busch InBev SA NV	155,953	17,551,165
SABMiller PLC	325,016	17,025,816
		35,809,221
Distillers & Vintners - 2.3%
Diageo PLC sponsored ADR	148,709	16,966,210
Remy Cointreau SA (d)	157,717	10,565,204
		27,531,414
Soft Drinks - 16.1%
Coca-Cola Bottling Co. Consolidated	49,089	4,321,305
Coca-Cola Central Japan Co. Ltd.	191,400	2,922,391
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (d)	24,540	2,123,201
Coca-Cola Icecek Sanayi A/S	218,735	4,731,583
Embotelladora Andina SA:
ADR	159,939	2,280,730
sponsored ADR	84,658	1,439,186
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	34,913	3,073,391
Monster Beverage Corp. (a)	228,000	24,703,800
PepsiCo, Inc.	247,383	23,392,536
The Coca-Cola Co.	2,836,487	119,756,481
		188,744,604
TOTAL BEVERAGES		252,085,239
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Enzymotec Ltd. (a)	240,326	1,807,252
CHEMICALS - 0.1%
Specialty Chemicals - 0.1%
Senomyx, Inc. (a)(d)	177,800	1,068,578
FOOD & STAPLES RETAILING - 24.7%
Drug Retail - 9.1%
Clicks Group Ltd.	254,978	1,785,414
CVS Health Corp.	1,060,691	102,155,150
Drogasil SA	295,100	2,814,230
		106,754,794
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Food Distributors - 1.1%
Chefs' Warehouse Holdings (a)(d)	170,673	$ 3,932,306
United Natural Foods, Inc. (a)	111,290	8,605,499
		12,537,805
Food Retail - 9.3%
Fresh Market, Inc. (a)(d)	89,504	3,687,565
Kroger Co.	1,135,425	72,905,639
Sprouts Farmers Market LLC (a)	161,000	5,470,780
Whole Foods Market, Inc.	545,179	27,487,925
		109,551,909
Hypermarkets & Super Centers - 5.2%
Costco Wholesale Corp.	72,806	10,320,251
Wal-Mart Stores, Inc.	599,662	51,498,973
		61,819,224
TOTAL FOOD & STAPLES RETAILING		290,663,732
FOOD PRODUCTS - 15.5%
Agricultural Products - 5.0%
Archer Daniels Midland Co.	473,230	24,607,960
Bunge Ltd.	354,899	32,263,868
SLC Agricola SA	457,400	2,426,206
		59,298,034
Packaged Foods & Meats - 10.5%
General Mills, Inc.	232,600	12,404,558
Keurig Green Mountain, Inc.	214,508	28,399,787
Lindt & Spruengli AG	45	2,587,206
Mead Johnson Nutrition Co. Class A	432,310	43,464,447
Mondelez International, Inc.	43,300	1,572,873
Nestle SA	215,879	15,737,798
Orion Corp.	2,815	2,612,157
The Hain Celestial Group, Inc. (a)	124,960	7,283,918
Ulker Biskuvi Sanayi A/S	369,475	2,935,795
Unilever NV (NY Reg.)	128,974	5,035,145
Want Want China Holdings Ltd.	557,000	732,072
		122,765,756
TOTAL FOOD PRODUCTS		182,063,790
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 1.0%
Restaurants - 1.0%
ARAMARK Holdings Corp.	393,502	$ 12,257,587
HOUSEHOLD DURABLES - 0.4%
Household Appliances - 0.1%
SodaStream International Ltd. (a)	76,365	1,536,464
Housewares & Specialties - 0.3%
Tupperware Brands Corp.	43,900	2,765,700
TOTAL HOUSEHOLD DURABLES		4,302,164
HOUSEHOLD PRODUCTS - 11.8%
Household Products - 11.8%
Colgate-Palmolive Co.	440,605	30,485,460
Procter & Gamble Co.	1,159,348	105,605,009
Svenska Cellulosa AB (SCA) (B Shares)	121,400	2,630,278
		138,720,747
PERSONAL PRODUCTS - 1.8%
Personal Products - 1.8%
Herbalife Ltd.	132,176	4,983,035
L'Oreal SA	68,800	11,596,926
Nu Skin Enterprises, Inc. Class A (d)	112,676	4,923,941
		21,503,902
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Perrigo Co. PLC	15,134	2,529,799
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Textiles - 0.1%
Japan Tobacco, Inc.	57,800	1,590,817
TOBACCO - 19.9%
Tobacco - 19.9%
Altria Group, Inc.	1,145,723	56,449,772
British American Tobacco PLC sponsored ADR (d)	1,252,081	134,999,371
ITC Ltd. (a)	796,757	4,647,845
Lorillard, Inc.	259,903	16,358,295
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Philip Morris International, Inc.	197,944	$ 16,122,539
Souza Cruz SA	660,300	4,799,111
		233,376,933
TOTAL COMMON STOCKS (Cost $732,432,899)		1,141,970,540
Nonconvertible Preferred Stocks - 0.2%

BEVERAGES - 0.2%
Brewers - 0.2%
Ambev SA sponsored ADR (Cost $1,083,408)	460,375	2,863,533
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.13% (b)	37,226,257	37,226,257
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	14,397,925	14,397,925
TOTAL MONEY MARKET FUNDS (Cost $51,624,182)		51,624,182
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $785,140,489)		1,196,458,255
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(21,583,699)
NET ASSETS - 100%		$ 1,174,874,556
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,559
Fidelity Securities Lending Cash Central Fund	37,635
Total	$ 42,194
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,141,970,540	$ 1,096,176,295	$ 45,794,245	$ -
Nonconvertible Preferred Stocks	2,863,533	2,863,533	-	-
Money Market Funds	51,624,182	51,624,182	-	-
Total Investments in Securities:	$ 1,196,458,255	$ 1,150,664,010	$ 45,794,245	$ -
Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $787,100,922. Net unrealized appreciation aggregated $409,357,333, of which $425,460,279 related to appreciated investment securities and $16,102,946 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Energy Central Fund

December 31, 2014

1.842160.108

ENCIP-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 20.3%
Oil & Gas Drilling - 1.0%
Ocean Rig UDW, Inc. (United States)	144,565	$ 1,341,563
Odfjell Drilling A/S (d)	740,922	1,322,187
Unit Corp. (a)	105,422	3,594,890
Vantage Drilling Co. (a)	2,579,346	1,260,784
Xtreme Drilling & Coil Services Corp. (a)	1,083,100	2,088,263
		9,607,687
Oil & Gas Equipment & Services - 19.3%
Baker Hughes, Inc.	789,300	44,256,051
C&J Energy Services, Inc. (a)	52,200	689,562
Dril-Quip, Inc. (a)	83,500	6,406,955
FMC Technologies, Inc. (a)	448,731	21,018,560
Halliburton Co.	58,440	2,298,445
Oceaneering International, Inc.	356,751	20,980,526
Schlumberger Ltd.	959,457	81,947,222
Total Energy Services, Inc.	74,000	826,752
Weatherford International Ltd. (a)	870,400	9,966,080
		188,390,153
TOTAL ENERGY EQUIPMENT & SERVICES		197,997,840
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.3%
Renewable Electricity - 0.3%
NextEra Energy Partners LP	85,200	2,875,500
INDEPENDENT POWER PRODUCERS & RENEWABLE ELECTRICITY PRODUCERS - 0.6%
Independent Power Producers & Energy Traders - 0.6%
Dynegy, Inc. (a)	201,882	6,127,119
OIL, GAS & CONSUMABLE FUELS - 74.3%
Coal & Consumable Fuels - 0.3%
Peabody Energy Corp.	328,699	2,544,130
Integrated Oil & Gas - 24.2%
BG Group PLC	890,500	11,916,404
Chevron Corp.	664,603	74,555,165
Exxon Mobil Corp.	1,582,260	146,279,939
Imperial Oil Ltd.	68,400	2,946,652
		235,698,160
Oil & Gas Exploration & Production - 31.6%
Anadarko Petroleum Corp.	487,072	40,183,440
Bankers Petroleum Ltd. (a)	769,700	2,159,771
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Bonanza Creek Energy, Inc. (a)	190,141	$ 4,563,384
Canadian Natural Resources Ltd.	102,300	3,162,865
Cimarex Energy Co.	354,621	37,589,826
Concho Resources, Inc. (a)	239,900	23,930,025
ConocoPhillips Co.	368,986	25,482,173
Continental Resources, Inc. (a)(d)	212,254	8,142,063
Diamondback Energy, Inc. (a)	65,800	3,933,524
Energen Corp.	137,849	8,789,252
Energy XXI (Bermuda) Ltd. (d)	313,700	1,022,662
EOG Resources, Inc.	718,608	66,162,239
Evolution Petroleum Corp.	88,632	658,536
Kosmos Energy Ltd. (a)	270,700	2,271,173
Marathon Oil Corp.	48,100	1,360,749
Memorial Resource Development Corp.	620,000	11,178,600
Newfield Exploration Co. (a)	35,000	949,200
Noble Energy, Inc.	607,094	28,794,468
Northern Oil & Gas, Inc. (a)(d)	282,346	1,595,255
Paramount Resources Ltd. Class A (a)	47,000	1,137,580
PDC Energy, Inc. (a)	154,027	6,356,694
Peyto Exploration & Development Corp. (d)	57,200	1,647,860
Pioneer Natural Resources Co.	67,361	10,026,685
RSP Permian, Inc. (a)	21,500	540,510
SM Energy Co.	145,600	5,617,248
Synergy Resources Corp. (a)	169,441	2,124,790
TAG Oil Ltd. (a)	631,342	858,599
Trilogy Energy Corp.	157,300	1,070,961
Whiting Petroleum Corp. (a)	173,078	5,711,574
		307,021,706
Oil & Gas Refining & Marketing - 5.8%
Alon U.S.A. Energy, Inc.	70,000	886,900
CVR Refining, LP	48,945	822,276
Delek U.S. Holdings, Inc.	29,800	812,944
Marathon Petroleum Corp.	47,193	4,259,640
Phillips 66 Co.	251,116	18,005,017
Tesoro Corp.	116,100	8,632,035
Valero Energy Corp.	415,405	20,562,548
World Fuel Services Corp.	57,025	2,676,183
		56,657,543
Oil & Gas Storage & Transport - 12.4%
Cheniere Energy, Inc. (a)	145,700	10,257,280
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
Dominion Midstream Partners LP	36,009	$ 1,411,553
Enable Midstream Partners LP	61,700	1,196,363
EQT Midstream Partners LP	41,900	3,687,200
Golar LNG Ltd.	166,600	6,075,902
Kinder Morgan Holding Co. LLC	683,200	28,906,192
Magellan Midstream Partners LP	44,791	3,702,424
MPLX LP	117,283	8,619,128
ONEOK, Inc.	48,400	2,409,836
Phillips 66 Partners LP	126,723	8,735,016
Plains GP Holdings LP Class A	497,000	12,762,960
SemGroup Corp. Class A	33,900	2,318,421
Targa Resources Corp.	95,308	10,107,413
The Williams Companies, Inc.	262,200	11,783,268
Valero Energy Partners LP	207,459	8,972,602
		120,945,558
TOTAL OIL, GAS & CONSUMABLE FUELS		722,867,097
TOTAL COMMON STOCKS (Cost $940,770,281)		929,867,556
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 0.13% (b)	44,558,159	44,558,159
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	10,570,456	10,570,456
TOTAL MONEY MARKET FUNDS (Cost $55,128,615)		55,128,615
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $995,898,896)		984,996,171
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(11,541,584)
NET ASSETS - 100%		$ 973,454,587
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,986
Fidelity Securities Lending Cash Central Fund	47,721
Total	$ 54,707
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 929,867,556	$ 917,951,152	$ 11,916,404	$ -
Money Market Funds	55,128,615	55,128,615	-	-
Total Investments in Securities:	$ 984,996,171	$ 973,079,767	$ 11,916,404	$ -
Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $1,000,066,597. Net unrealized depreciation aggregated $15,070,426, of which $109,104,524 related to appreciated investment securities and $124,174,950 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Financials
Central Fund

December 31, 2014

1.842159.108

FNCIP-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
BANKS - 29.5%
Diversified Banks - 24.2%
Bank of America Corp.	7,568,637	$ 135,402,915
Citigroup, Inc.	2,304,000	124,669,440
Comerica, Inc.	300,071	14,055,326
JPMorgan Chase & Co.	2,025,000	126,724,500
PT Bank Rakyat Indonesia Tbk	13,000,000	12,219,748
U.S. Bancorp	2,350,000	105,632,500
Wells Fargo & Co.	1,650,000	90,453,000
		609,157,429
Regional Banks - 5.3%
CoBiz, Inc.	777,600	10,209,888
Fifth Third Bancorp	2,000,000	40,750,000
Popular, Inc. (a)	461,900	15,727,695
Prosperity Bancshares, Inc.	450,000	24,912,000
SunTrust Banks, Inc.	1,000,000	41,900,000
		133,499,583
TOTAL BANKS		742,657,012
CAPITAL MARKETS - 12.4%
Asset Management & Custody Banks - 9.1%
Affiliated Managers Group, Inc. (a)	110,000	23,346,400
Ameriprise Financial, Inc.	325,000	42,981,250
Artisan Partners Asset Management, Inc.	625,000	31,581,250
Invesco Ltd.	1,500,000	59,280,000
Oaktree Capital Group LLC Class A	500,000	25,915,000
The Blackstone Group LP	1,350,000	45,670,500
		228,774,400
Diversified Capital Markets - 0.5%
Close Brothers Group PLC	550,000	12,807,016
Investment Banking & Brokerage - 2.8%
E*TRADE Financial Corp. (a)	1,250,000	30,318,750
FXCM, Inc. Class A (d)	650,000	10,770,500
Raymond James Financial, Inc.	497,200	28,484,588
		69,573,838
TOTAL CAPITAL MARKETS		311,155,254
CONSUMER FINANCE - 6.6%
Consumer Finance - 6.6%
Capital One Financial Corp.	1,250,000	103,187,500
Common Stocks - continued
	Shares	Value
CONSUMER FINANCE - CONTINUED
Consumer Finance - continued
Navient Corp.	1,750,000	$ 37,817,500
Springleaf Holdings, Inc. (a)	725,000	26,223,250
		167,228,250
DIVERSIFIED CONSUMER SERVICES - 1.1%
Specialized Consumer Services - 1.1%
H&R Block, Inc.	800,000	26,944,000
DIVERSIFIED FINANCIAL SERVICES - 9.1%
Multi-Sector Holdings - 4.5%
Berkshire Hathaway, Inc. Class B (a)	750,000	112,612,500
Specialized Finance - 4.6%
IntercontinentalExchange Group, Inc.	250,000	54,822,500
McGraw Hill Financial, Inc.	700,000	62,286,000
		117,108,500
TOTAL DIVERSIFIED FINANCIAL SERVICES		229,721,000
HEALTH CARE PROVIDERS & SERVICES - 0.8%
Health Care Facilities - 0.8%
Brookdale Senior Living, Inc. (a)	550,000	20,168,500
INSURANCE - 11.9%
Insurance Brokers - 2.8%
Arthur J. Gallagher & Co.	325,000	15,301,000
Brown & Brown, Inc.	600,000	19,746,000
Marsh & McLennan Companies, Inc.	625,000	35,775,000
		70,822,000
Life & Health Insurance - 3.5%
MetLife, Inc.	575,000	31,101,750
Prudential PLC	750,000	17,339,607
Torchmark Corp.	750,000	40,627,500
		89,068,857
Property & Casualty Insurance - 5.6%
Allstate Corp.	800,000	56,200,000
FNF Group	900,000	31,005,000
The Travelers Companies, Inc.	500,000	52,925,000
		140,130,000
TOTAL INSURANCE		300,020,857
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - 1.1%
Internet Software & Services - 1.1%
eBay, Inc. (a)	500,000	$ 28,060,000
IT SERVICES - 4.7%
Data Processing & Outsourced Services - 4.7%
EVERTEC, Inc.	1,100,000	24,343,000
Fiserv, Inc. (a)	500,000	35,485,000
The Western Union Co.	1,300,000	23,283,000
Visa, Inc. Class A	135,000	35,397,000
		118,508,000
REAL ESTATE INVESTMENT TRUSTS - 12.5%
Mortgage REITs - 4.0%
Altisource Residential Corp. Class B	1,300,000	25,220,000
Blackstone Mortgage Trust, Inc.	750,000	21,855,000
NorthStar Realty Finance Corp.	1,650,000	29,007,000
Redwood Trust, Inc. (d)	1,100,000	21,670,000
Starwood Property Trust, Inc.	100,000	2,324,000
		100,076,000
Office REITs - 1.3%
Boston Properties, Inc.	250,000	32,172,500
Residential REITs - 1.3%
Essex Property Trust, Inc.	155,000	32,023,000
Retail REITs - 1.1%
Washington Prime Group, Inc.	1,600,000	27,552,000
Specialized REITs - 4.8%
American Tower Corp.	950,000	93,907,500
Outfront Media, Inc.	1,037,788	27,854,230
		121,761,730
TOTAL REAL ESTATE INVESTMENT TRUSTS		313,585,230
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.7%
Real Estate Services - 3.7%
CBRE Group, Inc. (a)	1,700,000	58,225,000
Realogy Holdings Corp. (a)	800,000	35,592,000
		93,817,000
THRIFTS & MORTGAGE FINANCE - 1.4%
Thrifts & Mortgage Finance - 1.4%
MGIC Investment Corp. (a)	716,800	6,680,576
Common Stocks - continued
	Shares	Value
THRIFTS & MORTGAGE FINANCE - CONTINUED
Thrifts & Mortgage Finance - continued
Ocwen Financial Corp. (a)(d)	1,600,000	$ 24,160,000
Radian Group, Inc.	284,800	4,761,856
Washington Mutual, Inc. (a)	155,200	2
		35,602,434
TRADING COMPANIES & DISTRIBUTORS - 0.8%
Trading Companies & Distributors - 0.8%
AerCap Holdings NV (a)	500,000	19,410,000
TOTAL COMMON STOCKS (Cost $1,933,863,915)		2,406,877,537
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 0.13% (b)	105,169,771	105,169,771
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	22,493,724	22,493,724
TOTAL MONEY MARKET FUNDS (Cost $127,663,495)		127,663,495
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $2,061,527,410)		2,534,541,032
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(17,296,812)
NET ASSETS - 100%		$ 2,517,244,220
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,769
Fidelity Securities Lending Cash Central Fund	14,121
Total	$ 37,890
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,406,877,537	$ 2,377,318,180	$ 29,559,355	$ 2
Money Market Funds	127,663,495	127,663,495	-	-
Total Investments in Securities:	$ 2,534,541,032	$ 2,504,981,675	$ 29,559,355	$ 2
Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $2,071,041,338. Net unrealized appreciation aggregated $463,499,694, of which $501,827,860 related to appreciated investment securities and $38,328,166 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Floating Rate
Central Fund

December 31, 2014

1.811346.110

FR1-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations (f) - 90.0%
	Principal Amount	Value
Aerospace - 0.9%
BE Aerospace, Inc. Tranche B, term loan 4% 12/16/21 (e)	$ 10,000,000	$ 9,900,000
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (e)	1,401,491	1,345,431
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (e)	5,984,733	5,850,076
Tranche D, term loan 3.75% 6/4/21 (e)	4,000,000	3,900,000
		20,995,507
Air Transportation - 0.2%
U.S. Airways, Inc. Tranche B 1LN, term loan 3.5% 5/23/19 (e)	4,207,500	4,110,559
Automotive & Auto Parts - 1.1%
Chrysler Group LLC term loan 3.25% 12/31/18 (e)	4,960,013	4,910,412
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (e)	3,990,000	3,960,075
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (e)	6,658,999	5,959,804
Tranche 2LN, term loan 10% 11/27/21 (e)	3,490,000	3,158,450
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (e)	2,992,500	2,872,800
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (e)	2,955,206	2,897,579
		23,759,120
Broadcasting - 1.2%
Clear Channel Capital I LLC Tranche B, term loan 3.8193% 1/29/16 (e)	8,403,721	8,307,079
Clear Channel Communications, Inc. Tranche D, term loan 6.9193% 1/30/19 (e)	9,950,000	9,390,313
ION Media Networks, Inc. Tranche B, term loan:
4.75% 12/18/20 (e)	4,000,000	3,960,000
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (e)	6,884,749	6,747,054
		28,404,446
Building Materials - 0.7%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (e)	3,431,563	3,328,616
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (e)	4,987,469	4,812,907
Tranche 2LN, term loan 7.75% 4/1/22 (e)	2,420,000	2,395,800
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Building Materials - continued
Interline Brands, Inc. Tranche B, term loan 4% 3/17/21 (e)	$ 3,215,700	$ 3,123,249
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (e)	2,332,325	2,209,878
		15,870,450
Cable/Satellite TV - 2.9%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (e)	4,682,034	4,611,803
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (e)	3,989,873	3,850,228
Tranche F, term loan 3% 1/3/21 (e)	7,905,101	7,727,236
CSC Holdings LLC Tranche B, term loan 2.6693% 4/17/20 (e)	4,085,104	3,993,189
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (e)	1,305,000	1,291,950
Tranche A 1LN, term loan 1/7/22 (g)	3,000,000	2,910,000
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (e)	12,079,546	12,079,546
Tranche B 2LN, term loan 4.5% 5/8/20 (e)	10,450,454	10,450,454
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (e)	3,600,000	3,505,500
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (e)	4,000,000	3,930,000
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (e)	4,881,106	4,856,701
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (e)	3,697,872	3,586,936
Tranche B 2LN, term loan 3.5% 1/15/22 (e)	2,382,979	2,311,489
Tranche B 3LN, term loan 3.5% 1/15/22 (e)	3,919,149	3,801,574
		68,906,606
Capital Goods - 0.7%
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (e)	1,177,931	1,158,790
Doosan Infracore, Inc. Tranche B, term loan 4.5% 5/28/21 (e)	3,107,690	3,084,383
Mueller Water Products, Inc. Tranche B, term loan 4% 11/25/21 (e)	4,060,000	4,060,000
SRAM LLC. Tranche B, term loan 4.0125% 4/10/20 (e)	7,895,940	7,580,103
		15,883,276
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Chemicals - 1.9%
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (e)	$ 575,000	$ 562,781
Tranche B 1LN, term loan 4.5% 6/12/21 (e)	1,719,014	1,669,592
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (e)	2,000,000	1,980,000
Tranche B 1LN, term loan 4.5% 12/2/19 (e)	3,960,000	3,900,600
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (e)	5,905,000	5,860,713
Hilex Poly Co. LLC:
Tranche 2LN, term loan 9.75% 6/5/22 (e)	3,000,000	2,925,000
Tranche B 1LN, term loan 6% 12/5/21 (e)	10,970,000	10,803,585
Kronos Worldwide, Inc. Tranche B, term loan 4.75% 2/18/20 (e)	4,992,275	4,992,275
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (e)	7,960,000	7,681,400
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (e)	4,041,748	3,920,495
		44,296,441
Consumer Products - 1.7%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (e)	3,950,000	3,801,875
Hercules Achievement, Inc. Tranche B, term loan 6% 12/11/21 (e)	10,000,000	9,937,500
KIK Custom Products, Inc. Tranche B 1LN, term loan 5.5% 4/29/19 (e)	5,314,526	5,208,236
Revlon Consumer Products Corp. term loan 4% 8/19/19 (e)	9,939,837	9,745,215
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (e)	6,501,753	5,981,613
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (e)	5,659,505	5,503,869
		40,178,308
Containers - 2.9%
Anchor Glass Container Corp. Tranche B, term loan 4.3246% 6/30/21 (e)	1,525,000	1,509,750
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (e)	12,696,662	12,426,858
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (e)	3,000,000	2,955,000
Tranche B 1LN, term loan 4.5% 10/1/21 (e)	7,980,000	7,940,100
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (e)	9,436,667	9,059,200
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Containers - continued
BWAY Holding Co. Tranche B, term loan 5.5515% 8/14/20 (e)	$ 8,472,425	$ 8,387,701
Clondalkin Acquisition BV:
Tranche 2LN, term loan 10% 11/30/20 (e)	2,000,000	1,990,000
Tranche B 1LN, term loan 4.5% 5/31/20 (e)	3,940,000	3,900,600
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (e)	2,727,077	2,617,994
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (e)	14,909,887	14,499,865
Tricorbraun, Inc. Tranche B, term loan 4.0411% 5/3/18 (e)	1,961,000	1,923,408
		67,210,476
Diversified Financial Services - 2.1%
AlixPartners LLP Tranche 2LN, term loan 9% 7/10/21 (e)	3,500,000	3,526,250
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (e)	4,300,000	4,289,250
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (e)	2,470,000	2,321,800
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (e)	3,444,351	3,415,281
Flying Fortress, Inc. term loan 3.5% 6/30/17 (e)	1,666,667	1,641,667
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (e)	2,626,464	2,554,236
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (e)	4,000,000	3,980,000
Tranche B 1LN, term loan 4.75% 11/15/21 (e)	3,620,000	3,601,900
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (e)	9,954,418	9,307,380
Sheridan Investment Partners I, LLC Tranche B, term loan 4.25% 10/1/18 (e)	1,955,000	1,691,075
TransUnion LLC Tranche B, term loan 4% 4/9/21 (e)	11,939,937	11,850,388
		48,179,227
Diversified Media - 0.6%
Block Communications, Inc. Tranche B, term loan 5.75% 11/7/21 (e)	4,743,113	4,725,563
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (e)	4,950,000	4,912,875
WMG Acquisition Corp. term loan 3.75% 7/1/20 (e)	3,954,938	3,757,191
		13,395,629
Energy - 6.7%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (e)	3,922,722	3,922,722
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (e)	5,000,000	4,350,000
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Energy - continued
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (e)	$ 1,426,425	$ 1,422,859
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (e)	4,987,500	4,064,813
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (e)	5,278,175	5,199,002
Tranche C, term loan 5.25% 3/14/21 (e)	371,027	365,462
EP Energy LLC term loan 4.5% 4/30/19 (e)	750,000	697,500
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (e)	7,619,523	7,219,498
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (e)	1,304,573	1,317,618
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (e)	19,309,632	15,713,213
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (e)	23,149,084	16,812,022
Tranche B 1LN, term loan 3.875% 9/30/18 (e)	5,847,082	5,525,492
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (e)	6,218,087	5,067,741
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (e)	13,665,000	13,579,594
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (e)	2,091,614	1,913,827
Northeast Wind Capital II, LLC Tranche B, term loan 5% 11/14/20 (e)	2,457,235	2,457,235
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (e)	4,279,275	3,463,560
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (e)	1,393,000	1,354,693
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (e)	5,642,055	4,635,907
Panda Sherman Power, LLC term loan 9% 9/14/18 (e)	10,057,943	9,917,132
Panda Temple Power, LLC term loan 7.25% 4/3/19 (e)	2,710,000	2,665,963
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (e)	2,977,444	2,292,632
Sheridan Investment Partners I term loan 4.25% 12/16/20 (e)	4,704,839	3,716,823
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 4.25% 10/1/19 (e)	9,335,150	8,074,905
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (e)	654,477	517,037
Tranche M, term loan 4.25% 12/16/20 (e)	244,084	192,826
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (e)	7,750,000	7,720,938
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Energy - continued
TerraForm Power Operating LLC Tranche B, term loan 4.75% 7/23/19 (e)	$ 2,133,003	$ 2,130,337
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (e)	6,755,000	6,755,000
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (e)	12,489,431	9,304,626
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (e)	2,237,400	2,170,278
		154,541,255
Entertainment/Film - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (e)	2,290,000	2,231,513
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (e)	1,990,000	1,910,400
		4,141,913
Environmental - 1.8%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (e)	9,781,006	9,512,029
Metal Services LLC Tranche B, term loan 6% 6/30/17 (e)	2,970,000	2,948,022
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (e)	15,452,550	14,216,346
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (e)	1,490,000	1,437,850
Tranche B 1LN, term loan 4% 12/18/20 (e)	11,806,197	11,452,011
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (e)	1,485,000	1,466,438
		41,032,696
Food & Drug Retail - 4.4%
Albertson's LLC:
Tranche B 2LN, term loan 4.75% 3/21/19 (e)	5,000,000	4,962,500
Tranche B 3LN, term loan 4% 8/25/19 (e)	4,578,000	4,486,440
Tranche B 4LN, term loan:
4.5% 8/25/21 (e)	28,350,000	28,279,125
4.5% 8/25/21 (e)	6,365,000	6,269,525
Ferrara Candy Co., Inc. Tranche B, term loan 6.5051% 6/18/18 (e)	5,660,448	5,462,332
GOBP Holdings, Inc.:
Tranche 2LN, term loan 9.25% 10/21/22 (e)	3,000,000	2,962,500
Tranche B 1LN, term loan 5.75% 10/21/21 (e)	7,000,000	6,982,500
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (e)	12,887,405	12,613,548
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Food & Drug Retail - continued
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (e)	$ 10,714,442	$ 10,580,512
Rite Aid Corp.:
Tranche 2LN, term loan 5.75% 8/21/20 (e)	1,555,000	1,557,597
Tranche B 7LN, term loan 3.5% 2/21/20 (e)	2,605,474	2,572,905
Smart & Final, Inc. Tranche B, term loan 4.75% 11/15/19 (e)	6,319,971	6,240,972
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (e)	6,751,253	6,717,496
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (e)	3,000,000	2,966,250
		102,654,202
Food/Beverage/Tobacco - 3.3%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (e)	3,935,000	3,856,300
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (e)	3,939,993	3,930,143
Tranche B 2LN, term loan 8.25% 11/30/20 (e)	3,000,000	2,981,250
Blue Ribbon LLC:
Tranche 2LN, term loan 9.2981% 11/13/22 (e)	3,540,000	3,460,350
Tranche B 1LN, term loan 5.75% 11/13/21 (e)	17,330,000	17,200,025
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (e)	3,950,000	3,900,625
Flavors Holdings, Inc. Tranche B 1LN, term loan 6.75% 4/3/20 (e)	5,184,375	4,951,078
H.J. Heinz Co. Tranche B 2LN, term loan 3.5% 6/7/20 (e)	19,395,119	19,273,899
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (e)	1,562,150	1,554,339
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (e)	7,740,000	7,527,150
Tranche B 1LN, term loan 4.5% 6/30/21 (e)	9,082,238	8,968,710
		77,603,869
Gaming - 6.2%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (e)	15,000,000	14,662,500
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (e)	24,927,803	23,193,326
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (e)	21,976,623	19,998,727
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (e)	6,947,123	6,825,548
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Gaming - continued
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (e)	$ 5,680,814	$ 5,624,006
Fantasy Springs Resort Casino term loan 0% 8/6/49 (c)	4,979,371	3,933,703
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (e)	14,156,802	13,979,842
5.5% 11/21/19 (e)	6,067,201	5,991,361
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (e)	5,137,314	4,983,195
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (e)	2,569,050	2,464,002
Scientific Games Corp.:
Tranch B 2LN, term loan 6% 10/21/21 (e)	25,000,000	24,562,500
Tranche B, term loan 6% 10/18/20 (e)	1,368,090	1,344,149
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (e)	13,737,729	13,377,800
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (e)	4,038,875	3,968,195
		144,908,854
Healthcare - 7.7%
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (e)	11,952,469	11,832,944
Auris Luxembourg III S.a.r.l. Tranche B, term loan 12/12/21 (g)	9,745,000	9,708,456
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (e)	19,857,261	19,757,975
Tranche E, term loan 3.4856% 1/25/17 (e)	1,909,973	1,895,649
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (e)	5,000,000	4,962,500
Tranche B 1LN, term loan 4.5% 4/23/21 (e)	8,962,481	8,872,856
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (e)	22,192,765	22,192,765
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (e)	5,041,329	5,003,519
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (e)	5,717,949	5,975,256
Grifols, S.A. Tranche B, term loan 3.1693% 2/27/21 (e)	3,970,000	3,915,413
HCA Holdings, Inc. Tranche B 5LN, term loan 2.9193% 3/31/17 (e)	11,569,234	11,453,542
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (e)	12,618,478	12,066,419
INC Research LLC Tranche B, term loan 4.75% 11/13/21 (e)	4,715,000	4,697,319
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Healthcare - continued
Millennium Labs, LLC Tranche B, term loan 5.25% 4/16/21 (e)	$ 2,407,900	$ 2,383,821
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (e)	4,931,818	4,783,864
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (e)	15,967,419	15,448,477
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (e)	1,980,000	1,960,200
Tranche B 1LN, term loan 4.25% 1/28/21 (e)	10,907,569	10,416,728
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (e)	5,424,176	5,336,033
Skilled Healthcare Group, Inc. term loan 7% 4/9/16 (e)	1,035,435	1,032,846
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (e)	610,000	593,225
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (e)	1,437,000	1,426,223
Tranche B 2LN, term loan 4.25% 7/3/19 (e)	4,377,477	4,300,871
Valeant Pharmaceuticals International:
Tranche BD 2LN, term loan 3.5% 2/13/19 (e)	5,000,000	4,943,750
Tranche E, term loan 3.5% 8/5/20 (e)	5,000,000	4,946,100
		179,906,751
Homebuilders/Real Estate - 1.6%
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (e)	5,000,000	4,987,500
Tranche B 1LN, term loan 11/4/21 (g)	6,266,667	6,235,333
Tranche B, term loan 11/4/21 (g)	3,733,333	3,714,667
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (e)	47,347	46,873
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (e)	21,843,099	21,406,237
		36,390,610
Hotels - 2.4%
Belmond Interfin Ltd. Tranche B, term loan 4% 3/21/21 (e)	3,786,388	3,720,126
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (e)	3,654,085	3,626,680
Tranche B 1LN, term loan 3.5% 6/27/20 (e)	8,705,311	8,509,442
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (e)	17,793,201	17,593,027
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (e)	15,525,602	15,370,346
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Hotels - continued
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (e)	$ 6,404,769	$ 6,308,697
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (e)	985,050	981,770
		56,110,088
Insurance - 0.1%
CNO Financial Group, Inc. Tranche B 2LN, term loan 3.75% 9/28/18 (e)	2,317,640	2,297,361
Leisure - 2.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (e)	5,922,756	5,685,846
ClubCorp Club Operations, Inc. Tranche B, term loan 4.5% 7/24/20 (e)	10,000,000	9,831,300
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (e)	2,400,000	2,430,000
Tranche B 1LN, term loan:
2/1/20 (g)	7,000,000	6,912,500
5.0004% 2/1/20 (e)	5,348,808	5,281,948
NCL Corp. Ltd. Tranche B, term loan 4% 11/19/21 (e)	1,490,000	1,490,000
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (e)	1,657,475	1,632,613
SeaWorld Parks & Entertainment, Inc. Tranche B 2LN, term loan 3% 5/14/20 (e)	4,861,560	4,582,021
SMG Tranche B 1LN, term loan 4.5% 2/27/20 (e)	4,331,399	4,288,085
Town Sports International LLC Tranche B, term loan 4.5% 11/15/20 (e)	5,691,397	4,033,778
		46,168,091
Metals/Mining - 4.0%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (e)	825,239	652,459
American Rock Salt Co. LLC:
Tranche 2LN, term loan 8% 5/20/22 (e)	485,000	480,150
Tranche B 1LN, term loan 4.75% 5/20/21 (e)	2,985,000	2,910,375
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (e)	6,983,015	6,284,714
Tranche B 2LN, term loan 8.75% 12/19/20 (e)	3,445,000	3,373,964
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (e)	4,426,271	4,348,811
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (e)	42,326,840	38,199,961
Murray Energy Corp. Tranche B 1LN, term loan 5.25% 12/5/19 (e)	12,650,859	12,192,265
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Metals/Mining - continued
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (e)	$ 2,000,000	$ 1,740,000
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (e)	13,411,904	12,070,713
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (e)	12,505,000	9,628,850
		91,882,262
Publishing/Printing - 1.5%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (e)	4,218,125	4,170,671
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (e)	13,438,426	12,396,948
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (e)	2,173,538	2,149,085
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.75% 3/22/19 (e)	5,213,630	5,187,562
Proquest LLC Tranche B, term loan 5.25% 10/24/21 (e)	8,000,000	7,910,000
Springer Science+Business Media Deutschland GmbH Tranche B 3LN, term loan 4.75% 8/14/20 (e)	4,000,000	3,930,000
		35,744,266
Restaurants - 1.2%
Burger King Worldwide, Inc. Tranche B, term loan 4.5% 10/27/21 (e)	10,000,000	9,900,000
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (e)	5,000,000	4,862,500
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (e)	6,136,598	6,087,506
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (e)	7,406,438	7,350,889
		28,200,895
Services - 4.7%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (e)	4,000,000	3,945,000
Bright Horizons Family Solutions Tranche B 2LN, term loan 1/30/20 (g)	4,000,000	3,975,000
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.75% 1/30/20 (e)	2,905,700	2,851,218
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (e)	17,007,375	13,435,826
Coinmach Service Corp. Tranche B, term loan 4.2532% 11/14/19 (e)	11,451,121	11,222,099
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Services - continued
Creative Artists Agency LLC Tranche B, term loan 6.75% 12/17/21 (e)	$ 6,000,000	$ 6,000,000
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (e)	1,486,569	1,464,271
Karman Buyer Corp.:
term loan 4.25% 7/25/21 (e)	257,419	254,536
Tranche 1LN, term loan 4.25% 7/25/21 (e)	7,722,581	7,636,088
Tranche 2LN, term loan 7.5% 7/25/22 (e)	4,995,000	4,957,538
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (e)	33,189,443	31,529,971
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (e)	9,629,342	9,292,315
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (e)	4,975,000	4,956,344
Redtop Acquisitions Ltd. Tranche 2LN, term loan 8.25% 6/3/21 (e)	1,642,588	1,626,162
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (e)	6,982,500	6,842,850
		109,989,218
Steel - 0.5%
Essar Steel Algoma, Inc. Tranche B, term loan 7.5% 8/16/19 (e)	9,605,925	9,521,873
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (e)	1,597,825	1,565,869
		11,087,742
Super Retail - 4.1%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (e)	9,927,668	9,753,934
Bass Pro Group LLC Tranche B, term loan 3.75% 11/20/19 (e)	8,910,310	8,732,103
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (e)	1,735,000	1,708,975
Tranche B 1LN, term loan 4.5% 9/26/19 (e)	9,924,874	9,726,377
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (e)	1,993,259	1,913,529
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (e)	10,770,975	10,043,934
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (e)	4,541,138	4,370,845
6% 5/22/18 (e)	26,022,345	25,371,786
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (e)	3,592,974	3,548,062
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (e)	12,418,086	11,921,362
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Super Retail - continued
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	$ 8,559,239	$ 7,446,538
The Hillman Group, Inc. Tranche B, term loan 4.5% 6/30/21 (e)	1,144,250	1,127,086
		95,664,531
Technology - 8.3%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (e)	5,932,500	5,917,669
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (e)	1,217,700	1,187,258
Tranche B 2LN, term loan 7.5% 1/23/22 (e)	310,000	302,250
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (e)	5,432,700	5,425,909
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (e)	1,793,773	1,704,084
5% 9/10/20 (e)	19,876,083	19,292,322
Carros U.S., LLC Tranche B, term loan 4.5% 9/30/21 (e)	1,765,575	1,756,747
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (e)	960,000	950,400
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (e)	3,722,863	3,548,372
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (e)	4,987,314	4,837,694
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (e)	3,970,050	3,880,724
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (e)	27,497,880	27,429,135
Fibertech Networks, LLC Tranche B 1LN, term loan 4% 12/18/19 (e)	3,664,833	3,609,861
First Data Corp. term loan 3.667% 3/24/17 (e)	18,896,917	18,589,842
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (e)	3,644,369	3,551,000
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (e)	1,370,000	1,322,050
Tranche B 1LN, term loan 5% 6/17/21 (e)	3,109,375	3,047,188
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (e)	6,061,570	5,849,415
Genesys Telecommunications Laboratories, Inc. Tranche B, term loan 4.5% 11/13/20 (e)	1,668,150	1,651,469
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (e)	6,725,519	6,490,126
Information Resources, Inc. Tranche B, term loan 4.75% 9/30/20 (e)	2,745,524	2,731,796
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Technology - continued
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (e)	$ 21,432,576	$ 21,861,227
Tranche B 1LN, term loan 4.5% 10/30/19 (e)	9,751,516	9,605,243
NXP BV Tranche D, term loan 3.25% 1/11/20 (e)	4,987,374	4,912,563
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (e)	6,860,352	6,654,541
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (e)	9,949,937	9,726,064
Tranche 2LN, term loan 8% 4/9/22 (e)	3,000,000	2,895,000
TIBCO Software, Inc. term loan 5.5% 12/5/15 (e)	5,000,000	4,850,000
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (e)	2,050,000	2,024,375
Tranche B 1LN, term loan 5.5% 11/12/21 (e)	1,855,000	1,845,725
Vantiv LLC Tranche B, term loan 3.75% 6/13/21 (e)	2,731,275	2,710,790
WP Mustang Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/29/21 (e)	2,353,175	2,326,702
		192,487,541
Telecommunications - 5.8%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (e)	24,198,271	23,744,554
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (e)	4,010,819	3,940,629
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.75% 3/31/17 (e)	4,591,483	4,568,526
Tranche D, term loan 3.75% 3/31/15 (e)	5,741,404	5,569,162
Tranche D-2, term loan 3.7331% 3/31/19 (e)	6,657,913	6,458,175
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (e)	1,360,763	1,347,155
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (e)	18,176,799	18,085,915
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/22/20 (e)	6,415,000	6,350,850
Tranche B, term loan 5.25% 2/22/19 (e)	5,419,198	5,297,266
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (e)	11,025,000	10,832,063
Level 3 Financing, Inc.:
Tranche B 3LN, term loan 4% 8/1/19 (e)	7,285,000	7,221,621
Tranche B 4LN, term loan 4% 1/15/20 (e)	8,000,000	7,920,000
Tranche B 5LN, term loan 4.5% 1/31/22 (e)	10,000,000	10,013,000
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (e)	433,263	426,764
Tranche B 1LN, term loan 4% 4/11/20 (e)	6,754,214	6,585,359
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Telecommunications - continued
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (e)	$ 7,238,000	$ 7,129,430
Tranche B 1LN, term loan 4.75% 4/30/20 (e)	7,542,753	7,448,468
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (e)	2,527,622	2,477,069
		135,416,006
Textiles/Apparel - 0.5%
Party City Holdings, Inc. Tranche B LN, term loan 4.0032% 7/27/19 (e)	11,764,256	11,558,381
Transportation Ex Air/Rail - 1.0%
American Commercial Lines, Inc. Tranche B, term loan 7.5% 9/22/19 (e)	5,892,248	5,862,787
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (e)	2,932,651	2,346,121
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (e)	5,702,813	5,588,756
Swift Transportation Co. LLC Tranche B, term loan 3.75% 6/9/21 (e)	4,668,438	4,599,859
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (e)	5,940,000	5,910,300
		24,307,823
Utilities - 5.1%
Alfred Fueling Systems, Inc.:
Tranche 2LN, term loan 8.5% 6/20/22 (e)	1,000,000	965,000
Tranche B 1LN, term loan 4.75% 6/20/21 (e)	4,975,000	4,863,063
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
2.3796% 8/13/18 (e)(h)	432,204	430,043
6.375% 8/13/19 (e)	6,528,168	6,495,528
Bayonne Energy Center, LLC Tranche B, term loan 5% 8/19/21 (e)	4,848,356	4,799,873
Calpine Corp.:
Tranche B 3LN, term loan 4% 10/9/19 (e)	6,721,110	6,653,899
Tranche B 4LN, term loan 4% 10/31/20 (e)	9,952,368	9,785,068
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (e)	1,853,974	1,842,405
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (e)	7,050,000	7,058,813
EquiPower Resources Holdings LLC Tranche C, term loan 4.25% 12/31/19 (e)	2,890,993	2,872,924
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (e)	6,305,846	6,163,964
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (e)	19,944,444	19,645,278
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Utilities - continued
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (e)	$ 4,775,000	$ 4,769,031
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (e)	6,982,500	6,668,288
InterGen NV Tranche B, term loan 5.5% 6/13/20 (e)	5,919,701	5,860,504
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (e)	8,035,352	7,834,468
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (e)	587,050	543,021
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (e)	4,057,131	3,590,561
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (e)	1,480,000	1,465,200
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (e)	5,531,557	5,448,584
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (e)	1,724,171	1,560,375
TXU Energy LLC Tranche B, term loan:
4.6483% 10/10/17 (c)	11,084,000	7,107,615
4.6483% 10/10/14 (c)	1,202,894	771,356
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (e)	1,576,000	1,528,720
		118,723,581
TOTAL BANK LOAN OBLIGATIONS (Cost $2,145,951,589)		2,092,007,981
Nonconvertible Bonds - 1.2%

Broadcasting - 0.1%
Clear Channel Communications, Inc. 9% 12/15/19	1,807,000	1,779,895
Cable/Satellite TV - 0.1%
Numericable Group SA 4.875% 5/15/19 (d)	2,330,000	2,309,613
Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2406% 12/15/19 (d)(e)	3,725,000	3,594,625
Diversified Financial Services - 0.1%
MU Finance PLC 8.375% 2/1/17 (d)	2,142,481	2,193,365
Nonconvertible Bonds (f) - continued
	Principal Amount	Value
Energy - 0.4%
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.7324% 8/1/19 (d)(e)	$ 12,575,000	$ 9,242,625
Offshore Group Investment Ltd. 7.125% 4/1/23	1,650,000	1,171,500
		10,414,125
Homebuilders/Real Estate - 0.1%
Realogy Corp. 7.625% 1/15/20 (d)	2,607,000	2,789,490
Publishing/Printing - 0.1%
Cenveo Corp. 6% 8/1/19 (d)	865,000	782,825
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	1,320,000	1,458,600
		2,241,425
Telecommunications - 0.1%
Altice Financing SA 7.875% 12/15/19 (d)	725,000	742,325
Columbus International, Inc. 7.375% 3/30/21 (d)	1,225,000	1,289,313
		2,031,638
TOTAL NONCONVERTIBLE BONDS (Cost $29,954,446)		27,354,176
Common Stocks - 0.4%
	Shares
Chemicals - 0.3%
LyondellBasell Industries NV Class A	83,592	6,636,369
Publishing/Printing - 0.1%
Tribune Media Co. Class A (a)	56,422	3,372,343
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	51,778	735,765
TOTAL COMMON STOCKS (Cost $5,043,291)		10,744,477
Other - 0.0%
	Shares	Value
Other - 0.0%
Idearc, Inc. Claim (a)	2,903,495	$ 29
Tribune Co. Claim (a)	45,406	45,406
TOTAL OTHER (Cost $45,435)		45,435
Money Market Funds - 12.0%

Fidelity Cash Central Fund, 0.13% (b) (Cost $277,983,062)	277,983,062	277,983,062
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $2,458,977,823)		2,408,135,131
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(84,332,955)
NET ASSETS - 100%		$ 2,323,802,176
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,944,181 or 1.0% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) The coupon rate will be determined upon settlement of the loan after period end.
(h) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $321,273 and $319,666, respectively.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 84,166
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,372,343	$ 3,372,343	$ -	$ -
Materials	6,636,369	6,636,369	-	-
Telecommunication Services	735,765	735,765	-	-
Bank Loan Obligations	2,092,007,981	-	2,054,877,106	37,130,875
Corporate Bonds	27,354,176	-	27,354,176	-
Other	45,435	-	-	45,435
Money Market Funds	277,983,062	277,983,062	-	-
Total Investments in Securities:	$ 2,408,135,131	$ 288,727,539	$ 2,082,231,282	$ 37,176,310
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Bank Loan Obligations
Beginning Balance	$ 31,885,847
Net Realized Gain (Loss) on Investment Securities	(834,985)
Net Unrealized Gain (Loss) on Investment Securities	404,798
Cost of Purchases	7,683,759
Proceeds of Sales	(5,677,949)
Amortization/Accretion	134,337
Transfers into Level 3	5,965,068
Transfers out of Level 3	(2,430,000)
Ending Balance	$ 37,130,875
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2014	$ 404,798

Other Investments in Securities:
Beginning Balance	$ 45,435
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 45,435
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2014	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $2,453,051,739. Net unrealized depreciation aggregated $44,916,608, of which $17,167,345 related to appreciated investment securities and $62,083,953 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Health Care
Central Fund

December 31, 2014

1.842158.108

HCCIP-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
BIOTECHNOLOGY - 26.9%
Biotechnology - 26.9%
Acceleron Pharma, Inc. (a)	88,132	$ 3,433,623
Achillion Pharmaceuticals, Inc. (a)	326,400	3,998,400
Acorda Therapeutics, Inc. (a)	147,300	6,020,151
Actelion Ltd.	67,508	7,829,081
Alexion Pharmaceuticals, Inc. (a)	375,761	69,527,058
Alnylam Pharmaceuticals, Inc. (a)	100,996	9,796,612
Amgen, Inc.	542,996	86,493,833
Array BioPharma, Inc. (a)	522,100	2,469,533
Avalanche Biotechnologies, Inc. (a)	40,348	2,178,792
BioCryst Pharmaceuticals, Inc. (a)	304,594	3,703,863
Biogen Idec, Inc. (a)	56,161	19,063,851
BioMarin Pharmaceutical, Inc. (a)	220,700	19,951,280
Celgene Corp. (a)	621,800	69,554,548
Celldex Therapeutics, Inc. (a)	109,675	2,001,569
Clovis Oncology, Inc. (a)	88,486	4,955,216
Discovery Laboratories, Inc. (a)	1,256,986	1,458,104
Dyax Corp. (a)	304,600	4,282,676
Flexion Therapeutics, Inc.	175,600	3,545,364
Genomic Health, Inc. (a)(d)	70,459	2,252,574
Gilead Sciences, Inc. (a)	419,382	39,530,947
Innate Pharma SA (a)(d)	278,454	2,661,852
Insmed, Inc. (a)	405,128	6,267,330
Intercept Pharmaceuticals, Inc. (a)	61,700	9,625,200
Neurocrine Biosciences, Inc. (a)	565,400	12,631,036
NPS Pharmaceuticals, Inc. (a)	151,041	5,402,737
PTC Therapeutics, Inc. (a)	135,100	6,994,127
Puma Biotechnology, Inc. (a)	193,300	36,585,891
T2 Biosystems, Inc. (d)	94,000	1,808,560
Ultragenyx Pharmaceutical, Inc.	178,309	7,824,199
Vanda Pharmaceuticals, Inc. (a)(d)	595,872	8,532,887
Vertex Pharmaceuticals, Inc. (a)	455,500	54,113,400
		514,494,294
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc. (d)	233,700	4,896,015
ELECTRONIC EQUIPMENT & COMPONENTS - 0.8%
Electronic Equipment & Instruments - 0.8%
Keysight Technologies, Inc. (a)	480,300	16,219,731
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 16.6%
Health Care Equipment - 15.4%
Boston Scientific Corp. (a)	5,133,200	$ 68,014,900
CONMED Corp.	199,553	8,971,903
Edwards Lifesciences Corp. (a)	149,042	18,984,970
HeartWare International, Inc. (a)	177,931	13,065,473
Lumenis Ltd. Class B	233,698	2,182,739
Medtronic, Inc.	1,449,326	104,641,337
Nevro Corp.	76,100	2,942,787
NxStage Medical, Inc. (a)	472,100	8,464,753
PW Medtech Group Ltd. (a)	4,907,000	2,184,414
ResMed, Inc. (d)	248,600	13,936,516
Steris Corp.	118,017	7,653,402
Tornier NV (a)	241,400	6,155,700
Zeltiq Aesthetics, Inc. (a)	229,871	6,415,700
Zimmer Holdings, Inc.	285,300	32,358,726
		295,973,320
Health Care Supplies - 1.2%
Derma Sciences, Inc. (a)	212,830	1,981,447
Endologix, Inc. (a)	398,020	6,085,726
The Cooper Companies, Inc.	88,728	14,381,922
		22,449,095
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		318,422,415
HEALTH CARE PROVIDERS & SERVICES - 12.9%
Health Care Distributors & Services - 6.9%
Amplifon SpA	652,643	3,872,839
Cardinal Health, Inc.	340,600	27,496,638
EBOS Group Ltd.	882,031	6,777,079
McKesson Corp.	431,555	89,582,187
United Drug PLC (United Kingdom)	618,700	3,691,363
		131,420,106
Health Care Facilities - 3.0%
Brookdale Senior Living, Inc. (a)	374,645	13,738,232
HCA Holdings, Inc. (a)	272,500	19,998,775
Surgical Care Affiliates, Inc. (a)	217,576	7,321,432
Universal Health Services, Inc. Class B	148,973	16,574,736
		57,633,175
Health Care Services - 0.8%
Air Methods Corp. (a)	358,672	15,792,328
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - 2.2%
Cigna Corp.	191,600	$ 19,717,556
Humana, Inc.	106,415	15,284,386
UnitedHealth Group, Inc.	75,069	7,588,725
		42,590,667
TOTAL HEALTH CARE PROVIDERS & SERVICES		247,436,276
HEALTH CARE TECHNOLOGY - 4.6%
Health Care Technology - 4.6%
athenahealth, Inc. (a)(d)	137,900	20,092,030
Castlight Health, Inc.	700,500	8,195,850
Castlight Health, Inc. Class B (a)	17,400	203,580
Cerner Corp. (a)	574,763	37,164,176
Connecture, Inc.	500,000	4,505,000
HealthStream, Inc. (a)	216,458	6,381,182
Medidata Solutions, Inc. (a)	242,038	11,557,315
		88,099,133
INDUSTRIAL CONGLOMERATES - 1.5%
Industrial Conglomerates - 1.5%
Danaher Corp.	340,630	29,195,397
LIFE SCIENCES TOOLS & SERVICES - 4.4%
Life Sciences Tools & Services - 4.4%
Agilent Technologies, Inc.	911,100	37,300,434
Bruker Corp. (a)	489,200	9,598,104
Illumina, Inc. (a)	45,048	8,314,960
PRA Health Sciences, Inc.	298,300	7,224,826
Thermo Fisher Scientific, Inc.	177,239	22,206,274
		84,644,598
PHARMACEUTICALS - 29.4%
Pharmaceuticals - 29.4%
AbbVie, Inc.	272,521	17,833,774
Actavis PLC (a)	558,807	143,842,511
Allergan, Inc.	107,872	22,932,508
Bristol-Myers Squibb Co.	284,097	16,770,246
Dechra Pharmaceuticals PLC	503,800	6,568,388
Endo Health Solutions, Inc. (a)	234,200	16,890,504
Jazz Pharmaceuticals PLC (a)	150,392	24,623,682
Mallinckrodt PLC (a)	570,440	56,490,673
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Meda AB (A Shares)	338,110	$ 4,879,370
Merck & Co., Inc.	288,637	16,391,695
Mylan, Inc. (a)	297,978	16,797,020
Pacira Pharmaceuticals, Inc. (a)	55,800	4,947,228
Perrigo Co. PLC	272,527	45,555,613
Prestige Brands Holdings, Inc. (a)	441,200	15,318,464
Relypsa, Inc. (a)(d)	121,570	3,744,356
Sanofi SA sponsored ADR	316,100	14,417,321
Shire PLC sponsored ADR	278,513	59,195,153
Teva Pharmaceutical Industries Ltd. sponsored ADR	861,917	49,568,847
TherapeuticsMD, Inc. (a)(d)	960,145	4,272,645
UCB SA	76,600	5,857,997
Valeant Pharmaceuticals International (Canada) (a)	65,900	9,434,625
ZS Pharma, Inc.	131,400	5,462,298
		561,794,918
PROFESSIONAL SERVICES - 0.5%
Human Resource & Employment Services - 0.5%
WageWorks, Inc. (a)	136,323	8,802,376
TOTAL COMMON STOCKS (Cost $1,369,530,701)		1,874,005,153
Convertible Preferred Stocks - 0.2%

HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (e) (Cost $2,885,246)	438,101	3,307,663
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	38,825,534	$ 38,825,534
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	34,701,481	34,701,481
TOTAL MONEY MARKET FUNDS (Cost $73,527,015)		73,527,015
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,445,942,962)		1,950,839,831
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(37,189,385)
NET ASSETS - 100%		$ 1,913,650,446
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,307,663 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$ 2,885,246
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,220
Fidelity Securities Lending Cash Central Fund	68,757
Total	$ 72,977
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,874,005,153	$ 1,871,820,739	$ 2,184,414	$ -
Convertible Preferred Stocks	3,307,663	-	-	3,307,663
Money Market Funds	73,527,015	73,527,015	-	-
Total Investments in Securities:	$ 1,950,839,831	$ 1,945,347,754	$ 2,184,414	$ 3,307,663
Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $1,449,677,594. Net unrealized appreciation aggregated $501,162,237, of which $523,052,953 related to appreciated investment securities and $21,890,716 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 1

December 31, 2014

1.811332.110

HP1-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.2%
	Principal Amount	Value
Aerospace - 0.7%
TransDigm, Inc.:
5.5% 10/15/20	$ 2,300,000	$ 2,248,250
6% 7/15/22	450,000	448,875
Triumph Group, Inc.:
4.875% 4/1/21	2,960,000	2,923,000
5.25% 6/1/22	190,000	189,525
		5,809,650
Air Transportation - 3.9%
Air Canada:
6.625% 5/15/18 (b)	1,390,000	1,419,746
7.75% 4/15/21 (b)	5,420,000	5,643,575
Allegiant Travel Co. 5.5% 7/15/19	585,000	595,238
American Airlines Group, Inc. 5.5% 10/1/19 (b)	1,590,000	1,617,825
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21 (b)	188,451	192,220
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,365,576	1,529,445
6.125% 4/29/18	190,000	201,875
9.25% 5/10/17	238,638	260,713
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (b)	1,010,000	1,050,400
6.75% 5/23/17	1,010,000	1,050,400
8.021% 8/10/22	795,010	918,236
U.S. Airways Group, Inc. 6.125% 6/1/18	4,710,000	4,910,175
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	940,000	949,400
Series 2013-1 Class B, 5.375% 5/15/23	187,939	191,228
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	520,728	568,896
9.75% 1/15/17	598,993	664,882
12% 1/15/16 (b)	114,047	123,456
United Continental Holdings, Inc.:
6% 12/1/20	1,280,000	1,312,000
6% 7/15/26	4,435,000	4,268,688
6% 7/15/28	2,560,000	2,444,800
6.375% 6/1/18	80,000	84,600
XPO Logistics, Inc. 7.875% 9/1/19 (b)	600,000	627,000
		30,624,798
Automotive & Auto Parts - 1.2%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19	165,000	168,300
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive & Auto Parts - continued
American Axle & Manufacturing, Inc.: - continued
6.25% 3/15/21	$ 1,240,000	$ 1,302,000
Dana Holding Corp.:
5.5% 12/15/24	1,870,000	1,888,700
6% 9/15/23	315,000	329,175
General Motors Co. 3.5% 10/2/18	380,000	387,600
General Motors Financial Co., Inc.:
3.25% 5/15/18	405,000	405,506
3.5% 7/10/19	1,120,000	1,143,657
Schaeffler Finance BV 4.25% 5/15/21 (b)	685,000	667,875
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (b)(d)	405,000	417,150
6.75% 11/15/22 pay-in-kind (b)(d)	540,000	564,300
6.875% 8/15/18 pay-in-kind (b)(d)	1,390,000	1,449,075
Tenneco, Inc. 5.375% 12/15/24	785,000	802,741
		9,526,079
Banks & Thrifts - 1.2%
Ocwen Financial Corp. 6.625% 5/15/19 (b)	5,085,000	4,652,775
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	4,245,000	4,317,976
6% 12/19/23	110,000	119,064
		9,089,815
Broadcasting - 1.8%
Clear Channel Communications, Inc.:
5.5% 12/15/16	4,575,000	4,392,000
9% 12/15/19	5,405,000	5,323,925
10% 1/15/18	2,215,000	1,899,363
Gray Television, Inc. 7.5% 10/1/20	2,295,000	2,363,850
		13,979,138
Building Materials - 1.7%
Building Materials Corp. of America 5.375% 11/15/24 (b)	1,440,000	1,436,400
Building Materials Holding Corp. 9% 9/15/18 (b)	1,310,000	1,375,500
CEMEX Finance LLC 6% 4/1/24 (b)	620,000	604,500
CEMEX S.A.B. de CV 6.5% 12/10/19 (b)	1,490,000	1,526,505
HD Supply, Inc.:
5.25% 12/15/21 (b)	1,350,000	1,373,625
7.5% 7/15/20	6,335,000	6,635,913
Headwaters, Inc. 7.625% 4/1/19	545,000	568,163
		13,520,606
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable/Satellite TV - 3.1%
Altice SA 7.75% 5/15/22 (b)	$ 5,490,000	$ 5,500,294
Cogeco Cable, Inc. 4.875% 5/1/20 (b)	1,870,000	1,870,000
Numericable Group SA:
4.875% 5/15/19 (b)	1,235,000	1,224,194
6% 5/15/22 (b)	2,250,000	2,262,375
6.25% 5/15/24 (b)	6,500,000	6,548,750
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)	3,435,000	3,538,050
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (b)	1,455,000	1,456,892
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (b)(d)	110,000	110,550
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)	1,970,000	2,098,050
		24,609,155
Capital Goods - 0.3%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (b)	2,245,000	2,424,600
Chemicals - 1.4%
Eco Services Operations LLC/Eco Finance Corp. 8.5% 11/1/22 (b)	1,290,000	1,309,350
LSB Industries, Inc. 7.75% 8/1/19	515,000	535,600
NOVA Chemicals Corp. 5% 5/1/25 (b)	1,695,000	1,682,288
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	1,790,000	1,803,425
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	4,068,000	4,123,935
Tronox Finance LLC 6.375% 8/15/20	1,465,000	1,468,663
		10,923,261
Consumer Products - 0.1%
Prestige Brands, Inc. 5.375% 12/15/21 (b)	650,000	638,625
Containers - 2.1%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(d)	4,926,942	4,834,151
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2406% 12/15/19 (b)(d)	1,850,000	1,785,250
6% 6/30/21 (b)	835,000	797,425
6.25% 1/31/19 (b)	260,000	254,150
6.75% 1/31/21 (b)	300,000	298,500
7% 11/15/20 (b)	266,471	269,135
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (b)	720,000	702,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Containers - continued
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	$ 4,370,000	$ 4,238,900
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (b)	1,255,000	1,280,100
5.375% 1/15/25 (b)	1,255,000	1,267,550
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	385,000	394,625
		16,121,786
Diversified Financial Services - 5.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (b)	1,665,000	1,648,350
4.5% 5/15/21 (b)	2,145,000	2,171,813
5% 10/1/21 (b)	3,915,000	4,052,025
Aircastle Ltd.:
5.125% 3/15/21	800,000	800,000
6.25% 12/1/19	640,000	675,200
FLY Leasing Ltd.:
6.375% 10/15/21	4,110,000	4,048,350
6.75% 12/15/20	1,395,000	1,408,950
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	1,610,000	1,605,975
5.875% 2/1/22	9,060,000	9,099,638
6% 8/1/20	2,400,000	2,472,480
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(d)	2,520,000	2,419,200
International Lease Finance Corp.:
3.875% 4/15/18	1,455,000	1,455,000
6.25% 5/15/19	900,000	983,250
Navient Corp.:
5% 10/26/20	505,000	495,531
5.875% 10/25/24	1,105,000	1,052,513
SLM Corp.:
4.875% 6/17/19	1,085,000	1,088,147
5.5% 1/15/19	1,850,000	1,897,453
5.5% 1/25/23	3,715,000	3,557,113
8% 3/25/20	460,000	509,450
		41,440,438
Diversified Media - 0.6%
Clear Channel Worldwide Holdings, Inc. Series B, 6.5% 11/15/22	1,820,000	1,874,600
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Media - continued
MDC Partners, Inc. 6.75% 4/1/20 (b)	$ 480,000	$ 494,400
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	910,000	914,550
5% 4/15/22 (b)	265,000	266,325
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (b)	1,070,000	1,091,400
		4,641,275
Energy - 11.9%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	1,380,000	1,400,700
4.875% 3/15/24	1,965,000	1,994,475
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7324% 8/1/19 (b)(d)	2,165,000	1,591,275
7.125% 11/1/20 (b)	2,400,000	1,764,000
7.375% 11/1/21 (b)	1,180,000	867,300
Antero Resources Corp. 5.125% 12/1/22 (b)	1,280,000	1,206,400
Approach Resources, Inc. 7% 6/15/21	930,000	688,200
Basic Energy Services, Inc. 7.75% 2/15/19	2,305,000	1,774,850
California Resources Corp.:
5% 1/15/20 (b)	2,085,000	1,808,738
5.5% 9/15/21 (b)	3,000,000	2,565,000
6% 11/15/24 (b)	2,850,000	2,408,250
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	290,000	302,325
6.125% 7/15/22	705,000	749,063
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	4,445,000	4,344,988
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	335,000	319,925
7.75% 4/1/19	590,000	604,750
Denbury Resources, Inc.:
5.5% 5/1/22	3,220,000	2,946,300
6.375% 8/15/21	1,285,000	1,220,750
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
6.75% 11/1/19 (b)	5,235,000	5,326,613
7.375% 11/1/22 (b)	4,045,000	4,115,788
7.625% 11/1/24 (b)	3,020,000	3,080,400
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)	3,020,000	2,672,700
Energy Partners Ltd. 8.25% 2/15/18	1,255,000	953,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	$ 3,065,000	$ 2,865,775
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	4,660,000	4,706,600
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	530,000	461,100
6% 10/1/22 (b)	3,595,000	3,055,750
Forbes Energy Services Ltd. 9% 6/15/19	5,390,000	3,234,000
Forum Energy Technologies, Inc. 6.25% 10/1/21	1,625,000	1,527,500
Gibson Energy, Inc. 6.75% 7/15/21 (b)	1,075,000	1,072,313
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (b)	1,625,000	1,430,000
Hornbeck Offshore Services, Inc.:
5% 3/1/21	505,000	414,100
5.875% 4/1/20	330,000	292,050
Jupiter Resources, Inc. 8.5% 10/1/22 (b)	3,215,000	2,419,288
Northern Tier Energy LLC/Northern Tier Finance Corp.:
7.125% 11/15/20	1,415,000	1,429,150
7.125% 11/15/20 (b)	910,000	919,100
Offshore Group Investment Ltd.:
7.125% 4/1/23	505,000	358,550
7.5% 11/1/19	1,985,000	1,478,825
Parsley Energy LLC/Parsley 7.5% 2/15/22 (b)	2,075,000	1,966,063
Rice Energy, Inc. 6.25% 5/1/22 (b)	4,830,000	4,491,900
Rosetta Resources, Inc.:
5.625% 5/1/21	1,090,000	997,459
5.875% 6/1/24	3,235,000	2,879,150
RSP Permian, Inc. 6.625% 10/1/22 (b)	1,890,000	1,757,700
Samson Investment Co. 9.75% 2/15/20 (d)	690,000	285,919
SemGroup Corp. 7.5% 6/15/21	1,980,000	1,980,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 2/1/21	1,520,000	1,554,200
Teine Energy Ltd. 6.875% 9/30/22 (b)	3,340,000	2,571,800
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (b)	350,000	347,375
6.125% 10/15/21	1,510,000	1,506,225
6.25% 10/15/22 (b)	370,000	369,075
Western Refining, Inc. 6.25% 4/1/21	2,105,000	2,052,375
		93,129,932
Environmental - 1.1%
ADS Waste Holdings, Inc. 8.25% 10/1/20	4,214,000	4,214,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Environmental - continued
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	$ 3,730,000	$ 3,748,650
Tervita Corp. 9.75% 11/1/19 (b)	955,000	544,350
		8,507,000
Food & Drug Retail - 1.3%
JBS Investments GmbH:
7.25% 4/3/24 (b)	2,859,000	2,830,410
7.75% 10/28/20 (b)	1,715,000	1,749,300
Minerva Luxmbourg SA 7.75% 1/31/23 (b)	3,390,000	3,322,200
SUPERVALU, Inc.:
6.75% 6/1/21	1,550,000	1,522,875
7.75% 11/15/22	830,000	813,400
		10,238,185
Food/Beverage/Tobacco - 3.2%
DS Services of America, Inc. 10% 9/1/21 (b)	360,000	415,800
ESAL GmbH 6.25% 2/5/23 (b)	10,170,000	9,636,049
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)	2,745,000	2,868,525
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (b)	815,000	800,738
7.25% 6/1/21 (b)	930,000	957,900
7.25% 6/1/21 (b)	870,000	896,100
8.25% 2/1/20 (b)	1,410,000	1,484,025
Post Holdings, Inc.:
6% 12/15/22 (b)	2,500,000	2,343,750
6.75% 12/1/21 (b)	1,485,000	1,440,450
Vector Group Ltd. 7.75% 2/15/21	4,450,000	4,683,625
		25,526,962
Gaming - 2.5%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (b)	815,000	717,200
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)	3,860,000	3,695,950
MCE Finance Ltd. 5% 2/15/21 (b)	4,345,000	4,062,575
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (b)	1,790,000	1,754,200
11% 10/1/21 (b)	895,000	814,450
Scientific Games Corp.:
6.625% 5/15/21 (b)	2,680,000	1,869,300
7% 1/1/22 (b)	925,000	936,563
10% 12/1/22 (b)	2,375,000	2,176,094
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (b)	$ 395,000	$ 391,050
Wynn Macau Ltd. 5.25% 10/15/21 (b)	3,610,000	3,393,400
		19,810,782
Healthcare - 2.6%
Community Health Systems, Inc.:
5.125% 8/1/21	320,000	332,000
6.875% 2/1/22	1,565,000	1,657,922
HCA Holdings, Inc. 5% 3/15/24	1,850,000	1,900,875
Kindred Escrow Corp. II:
8% 1/15/20 (b)	1,105,000	1,174,063
8.75% 1/15/23 (b)	1,105,000	1,189,256
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	2,525,000	2,626,000
Tenet Healthcare Corp.:
5% 3/1/19 (b)	655,000	655,819
6% 10/1/20	415,000	445,639
6.25% 11/1/18	415,000	450,275
8.125% 4/1/22	6,565,000	7,336,388
Valeant Pharmaceuticals International 7.5% 7/15/21 (b)	2,690,000	2,905,200
		20,673,437
Homebuilders/Real Estate - 3.0%
CBRE Group, Inc. 5% 3/15/23	5,045,000	5,155,486
D.R. Horton, Inc.:
3.75% 3/1/19	725,000	717,750
4.375% 9/15/22	610,000	597,800
Howard Hughes Corp. 6.875% 10/1/21 (b)	810,000	838,350
Lennar Corp.:
4.125% 12/1/18	1,330,000	1,316,700
4.5% 6/15/19	945,000	945,000
4.5% 11/15/19	1,180,000	1,171,150
Standard Pacific Corp.:
5.875% 11/15/24	1,405,000	1,405,000
8.375% 5/15/18	2,308,000	2,608,040
Toll Brothers Finance Corp.:
4% 12/31/18	965,000	969,825
4.375% 4/15/23	1,360,000	1,332,800
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (b)	290,000	286,013
5.875% 6/15/24 (b)	210,000	210,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
William Lyon Homes, Inc. 5.75% 4/15/19	$ 3,410,000	$ 3,401,475
WLH PNW Finance Corp. 7% 8/15/22 (b)	2,320,000	2,331,600
		23,286,989
Hotels - 0.2%
Playa Resorts Holding BV 8% 8/15/20 (b)	1,210,000	1,206,975
Leisure - 1.3%
24 Hour Holdings III LLC 8% 6/1/22 (b)	1,875,000	1,500,000
NCL Corp. Ltd.:
5% 2/15/18	4,365,000	4,365,000
5.25% 11/15/19 (b)	1,860,000	1,873,950
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	1,955,000	2,052,750
7.5% 10/15/27	530,000	596,250
		10,387,950
Metals/Mining - 3.1%
CONSOL Energy, Inc. 5.875% 4/15/22 (b)	3,185,000	2,962,050
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (b)	2,970,000	2,472,525
8.25% 11/1/19 (b)	4,295,000	3,908,450
Imperial Metals Corp. 7% 3/15/19 (b)	1,050,000	968,625
Lundin Mining Corp.:
7.5% 11/1/20 (b)	1,485,000	1,470,150
7.875% 11/1/22 (b)	2,525,000	2,525,000
Murray Energy Corp.:
8.625% 6/15/21 (b)	2,685,000	2,564,175
9.5% 12/5/20 (b)	2,505,000	2,505,000
New Gold, Inc. 6.25% 11/15/22 (b)	1,650,000	1,617,000
Peabody Energy Corp.:
6.25% 11/15/21	1,160,000	991,800
7.875% 11/1/26	915,000	777,750
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (b)	420,000	429,450
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)	815,000	794,625
		23,986,600
Paper - 0.8%
Mercer International, Inc. 7% 12/1/19 (b)	585,000	590,850
Sappi Papier Holding GmbH 6.625% 4/15/21 (b)	5,788,000	5,932,700
		6,523,550
Nonconvertible Bonds - continued
	Principal Amount	Value
Publishing/Printing - 1.9%
McGraw-Hill Global Education Holdings LLC/ McGraw-Hill Global Education Finance 9.75% 4/1/21	$ 3,500,000	$ 3,867,500
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(d)	6,095,000	5,942,625
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	4,505,000	4,617,625
7% 2/15/22	320,000	343,200
		14,770,950
Services - 5.3%
Abengoa Greenfield SA 6.5% 10/1/19 (b)	1,235,000	1,055,925
ADT Corp.:
3.5% 7/15/22	2,525,000	2,152,563
4.125% 4/15/19	1,085,000	1,074,150
5.25% 3/15/20	1,250,000	1,265,625
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)	2,865,000	2,900,813
APX Group, Inc.:
6.375% 12/1/19	5,100,000	4,883,250
8.75% 12/1/20	2,505,000	2,115,159
8.75% 12/1/20 (b)	700,000	591,063
Audatex North America, Inc. 6% 6/15/21 (b)	3,100,000	3,193,000
Bankrate, Inc. 6.125% 8/15/18 (b)	1,811,000	1,684,230
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)	680,000	697,000
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)	2,295,000	2,065,500
CBRE Group, Inc. 5.25% 3/15/25	1,590,000	1,621,800
FTI Consulting, Inc. 6.75% 10/1/20	3,375,000	3,535,313
Garda World Security Corp.:
7.25% 11/15/21 (b)	4,665,000	4,618,350
7.25% 11/15/21 (b)	205,000	202,950
Hertz Corp. 4.25% 4/1/18	625,000	621,875
IHS, Inc. 5% 11/1/22 (b)	1,350,000	1,336,500
The GEO Group, Inc. 5.875% 1/15/22	2,205,000	2,260,125
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)	3,975,000	4,074,375
		41,949,566
Steel - 1.7%
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	6,985,000	6,635,750
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	465,000	477,788
11.25% 10/15/18	1,055,000	1,123,575
Nonconvertible Bonds - continued
	Principal Amount	Value
Steel - continued
Steel Dynamics, Inc.:
5.125% 10/1/21 (b)	$ 850,000	$ 865,938
5.5% 10/1/24 (b)	425,000	435,625
6.125% 8/15/19	3,320,000	3,486,000
		13,024,676
Super Retail - 1.9%
Hot Topic, Inc. 9.25% 6/15/21 (b)	3,070,000	3,284,900
JC Penney Corp., Inc.:
5.65% 6/1/20	6,826,000	5,290,150
5.75% 2/15/18	680,000	591,600
7.4% 4/1/37	2,420,000	1,669,800
8.125% 10/1/19	1,645,000	1,447,600
The Men's Wearhouse, Inc. 7% 7/1/22 (b)	2,695,000	2,769,113
		15,053,163
Technology - 4.2%
ADT Corp.:
4.125% 6/15/23	6,665,000	6,031,825
6.25% 10/15/21	1,010,000	1,037,775
Advanced Micro Devices, Inc.:
6.75% 3/1/19	2,630,000	2,472,200
7% 7/1/24	505,000	427,988
BMC Software Finance, Inc. 8.125% 7/15/21 (b)	1,775,000	1,668,500
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (b)(d)	720,000	612,000
Brocade Communications Systems, Inc. 4.625% 1/15/23	2,950,000	2,832,000
Compiler Finance Sub, Inc. 7% 5/1/21 (b)	340,000	292,400
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (b)(d)	2,350,000	2,303,000
Lucent Technologies, Inc.:
6.45% 3/15/29	4,985,000	4,760,675
6.5% 1/15/28	2,815,000	2,709,438
Micron Technology, Inc. 5.875% 2/15/22 (b)	695,000	729,750
Nuance Communications, Inc. 5.375% 8/15/20 (b)	1,640,000	1,644,100
NXP BV/NXP Funding LLC 3.75% 6/1/18 (b)	1,420,000	1,420,000
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (b)	1,360,000	802,400
Viasystems, Inc. 7.875% 5/1/19 (b)	975,000	1,028,625
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	$ 1,185,000	$ 1,233,881
13.375% 10/15/19	910,000	957,775
		32,964,332
Telecommunications - 7.5%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (b)	3,235,000	3,414,543
8.875% 1/1/20 (b)	965,000	1,049,438
Altice Financing SA:
6.5% 1/15/22 (b)	200,000	195,500
7.875% 12/15/19 (b)	720,000	737,205
Altice Finco SA 9.875% 12/15/20 (b)	2,530,000	2,704,398
Columbus International, Inc. 7.375% 3/30/21 (b)	4,830,000	5,083,575
Digicel Group Ltd.:
6% 4/15/21 (b)	2,800,000	2,618,000
7% 2/15/20 (b)	200,000	197,800
7.125% 4/1/22 (b)	2,665,000	2,478,450
8.25% 9/1/17 (b)	2,560,000	2,592,000
8.25% 9/30/20 (b)	2,640,000	2,560,800
DigitalGlobe, Inc. 5.25% 2/1/21 (b)	2,020,000	1,919,000
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	3,885,000	3,904,425
Level 3 Escrow II, Inc. 5.375% 8/15/22 (b)	1,455,000	1,462,275
MasTec, Inc. 4.875% 3/15/23	425,000	399,500
Sprint Capital Corp.:
6.875% 11/15/28	8,760,000	7,708,800
8.75% 3/15/32	4,655,000	4,503,713
Sprint Communications, Inc. 9% 11/15/18 (b)	345,000	392,403
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,960,000	1,964,900
6.375% 3/1/25	5,150,000	5,232,400
6.464% 4/28/19	1,070,000	1,112,800
6.5% 1/15/24	1,140,000	1,168,500
6.625% 4/1/23	1,140,000	1,167,360
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)	3,395,000	3,221,006
7.375% 4/23/21 (b)	1,170,000	1,104,246
		58,893,037
Textiles/Apparel - 0.1%
DPL, Inc. 7.75% 10/15/20 (b)	1,335,000	1,134,750
Nonconvertible Bonds - continued
	Principal Amount	Value
Transportation Ex Air/Rail - 1.6%
Aguila 3 SA 7.875% 1/31/18 (b)	$ 3,470,000	$ 3,357,225
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	1,620,000	1,579,500
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	3,470,000	3,175,050
8.125% 2/15/19	4,820,000	4,241,600
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	450,000	445,500
		12,798,875
Utilities - 4.6%
Atlantic Power Corp. 9% 11/15/18	2,830,000	2,801,700
Calpine Corp.:
5.375% 1/15/23	935,000	944,350
5.75% 1/15/25	1,305,000	1,321,313
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,095,000	5,196,900
NRG Energy, Inc.:
6.25% 7/15/22	1,085,000	1,109,413
6.25% 5/1/24 (b)	7,065,000	7,188,638
NSG Holdings II, LLC 7.75% 12/15/25 (b)	5,508,828	5,866,902
RJS Power Holdings LLC 5.125% 7/15/19 (b)	2,955,000	2,918,063
The AES Corp.:
4.875% 5/15/23	6,565,000	6,515,763
7.375% 7/1/21	2,060,000	2,327,800
		36,190,842
TOTAL NONCONVERTIBLE BONDS (Cost $676,146,116)		653,407,779
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (b)(d) (Cost $140,053)	237,637	159,026
Common Stocks - 0.0%
	Shares
Telecommunications - 0.0%
CUI Acquisition Corp. (Cost $584,498)	0*	62,408
Nonconvertible Preferred Stocks - 0.3%
	Shares	Value
Banks & Thrifts - 0.3%
Royal Bank of Scotland Group PLC Series S, 6.60% (Cost $2,156,155)	88,161	$ 2,190,801
Bank Loan Obligations - 9.7%
	Principal Amount
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (d)	$ 512,425	499,614
Air Transportation - 0.2%
American Airlines, Inc. Tranche B, term loan 4.25% 10/10/21 (d)	1,880,000	1,876,973
Broadcasting - 0.4%
Clear Channel Communications, Inc. Tranche D, term loan 6.9193% 1/30/19 (d)	3,465,000	3,270,094
Building Materials - 0.3%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (d)	2,667,756	2,574,384
Tranche 2LN, term loan 7.75% 4/1/22 (d)	180,000	178,200
		2,752,584
Cable/Satellite TV - 0.1%
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (d)	383,350	383,350
Tranche B 2LN, term loan 4.5% 5/8/20 (d)	331,650	331,650
		715,000
Capital Goods - 0.5%
Husky Injection Molding Systems Ltd.:
Tranche 1LN, term loan 4.25% 6/30/21 (d)	1,205,399	1,167,731
Tranche 2LN, term loan 7.25% 6/30/22 (d)	465,000	445,819
Rexnord LLC Tranche B, term loan 4% 8/21/20 (d)	2,125,000	2,077,188
		3,690,738
Containers - 0.7%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (d)	2,957,550	2,894,702
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (d)	275,000	270,875
Tranche B 1LN, term loan 4.5% 10/1/21 (d)	847,875	843,636
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (d)	1,525,000	1,464,000
		5,473,213
Bank Loan Obligations - continued
	Principal Amount	Value
Diversified Financial Services - 0.2%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (d)	$ 1,515,000	$ 1,507,425
Tranche B 1LN, term loan 4.75% 11/15/21 (d)	130,000	129,350
		1,636,775
Energy - 0.8%
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (d)	1,595,000	1,387,650
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (d)	1,055,000	1,014,309
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (d)	1,645,000	1,194,681
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (d)	1,625,000	1,614,844
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (d)	1,193,248	918,801
		6,130,285
Food & Drug Retail - 0.4%
Albertson's LLC Tranche B 3LN, term loan 4% 8/25/19 (d)	2,990,000	2,930,200
Gaming - 0.8%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (d)	4,435,000	4,335,213
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (d)	174,125	158,454
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (d)	287,100	284,229
Scientific Games Corp. Tranch B 2LN, term loan 6% 10/21/21 (d)	1,260,000	1,237,950
		6,015,846
Healthcare - 0.6%
Auris Luxembourg III S.a.r.l. Tranche B, term loan 12/12/21 (e)	335,000	333,744
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (d)	2,726,510	2,651,531
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (d)	545,000	539,550
Tranche B 1LN, term loan 4.25% 1/28/21 (d)	943,315	900,866
		4,425,691
Leisure - 0.2%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (d)	1,446,129	1,388,284
Bank Loan Obligations - continued
	Principal Amount	Value
Metals/Mining - 0.5%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (d)	$ 696,188	$ 628,309
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (d)	3,560,137	3,204,123
		3,832,432
Publishing/Printing - 0.2%
Springer Science+Business Media Deutschland GmbH Tranche B 3LN, term loan 4.75% 8/14/20 (d)	1,526,165	1,499,458
Restaurants - 0.4%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (d)	2,620,464	2,548,401
TGI Friday's, Inc.:
Tranche B 1LN, term loan 5.25% 7/15/20 (d)	46,896	46,661
Tranche B 2LN, term loan 9.25% 7/15/21 (d)	195,000	192,075
		2,787,137
Services - 1.2%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (d)	1,282,050	1,237,178
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (d)	1,685,775	1,331,762
Garda World Security Corp.:
term loan 4% 11/8/20 (d)	2,379,113	2,313,687
Tranche DD, term loan 4% 11/8/20 (d)	608,610	591,873
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (d)	3,580,312	3,401,296
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (d)	461,513	445,360
		9,321,156
Steel - 0.1%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (d)	290,000	284,200
Tranche B 1LN, term loan 4.5% 4/9/21 (d)	522,375	514,539
		798,739
Super Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (d)	49,875	48,005
6% 5/22/18 (d)	898,161	875,707
		923,712
Bank Loan Obligations - continued
	Principal Amount	Value
Technology - 1.2%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.25% 2/28/21 (d)	$ 1,035,114	$ 1,016,999
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (d)	1,521,159	1,517,356
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (d)	2,407,279	2,323,024
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (d)	2,735,000	2,789,700
NXP BV Tranche D, term loan 3.25% 1/11/20 (d)	1,036,875	1,021,322
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (d)	1,329,950	1,157,057
		9,825,458
Transportation Ex Air/Rail - 0.0%
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (d)	351,450	349,693
Utilities - 0.7%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (d)	1,538,287	1,474,833
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (d)	4,452,597	4,385,808
		5,860,641
TOTAL BANK LOAN OBLIGATIONS (Cost $78,904,446)		76,003,723
Preferred Securities - 2.0%

Banks & Thrifts - 2.0%
Barclays Bank PLC 7.625% 11/21/22	6,585,000	7,257,072
Barclays PLC 8.25% (c)(d)	2,425,000	2,494,876
Credit Agricole SA 6.625% (b)(c)(d)	4,635,000	4,500,151
Deutsche Bank AG 7.5% (c)(d)	1,800,000	1,743,164
TOTAL PREFERRED SECURITIES (Cost $15,999,405)		15,995,263
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (a) (Cost $26,927,227)	26,927,227	$ 26,927,227
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $800,857,900)		774,746,227
NET OTHER ASSETS (LIABILITIES) - 1.4%		11,018,795
NET ASSETS - 100%		$ 785,765,022
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $343,493,741 or 43.7% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) The coupon rate will be determined upon settlement of the loan after period end.
* Amount represents less than 1 share.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,203
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 2,190,801	$ 2,190,801	$ -	$ -
Telecommunication Services	62,408	-	-	62,408
Corporate Bonds	653,407,779	-	653,407,779	-
Commercial Mortgage Securities	159,026	-	-	159,026
Bank Loan Obligations	76,003,723	-	76,003,723	-
Preferred Securities	15,995,263	-	15,995,263	-
Money Market Funds	26,927,227	26,927,227	-	-
Total Investments in Securities:	$ 774,746,227	$ 29,118,028	$ 745,406,765	$ 221,434
Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $800,308,892. Net unrealized depreciation aggregated $25,562,665, of which $7,464,237 related to appreciated investment securities and $33,026,902 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Information Technology
Central Fund

December 31, 2014

1.842156.108

ITCIP-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
AUTOMOBILES - 0.8%
Automobile Manufacturers - 0.8%
Tesla Motors, Inc. (a)	94,235	$ 20,958,806
CHEMICALS - 0.0%
Industrial Gases - 0.0%
Sodiff Advanced Materials Co. Ltd.	26,087	1,216,393
COMMUNICATIONS EQUIPMENT - 4.2%
Communications Equipment - 4.2%
BYD Electronic International Co. Ltd.	2,227,500	2,139,486
Cisco Systems, Inc.	1,903,100	52,934,727
Ixia (a)	560,899	6,310,114
Juniper Networks, Inc.	765,001	17,074,822
Palo Alto Networks, Inc. (a)	200	24,514
QUALCOMM, Inc.	270,600	20,113,698
Radware Ltd. (a)	176,427	3,884,923
Sandvine Corp. (U.K.) (a)	2,000	5,629
Sonus Networks, Inc. (a)	62,000	246,140
Spirent Communications PLC	8,224,200	9,709,815
		112,443,868
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	1,336,200	1,086,865
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
LifeLock, Inc. (a)	1,433	26,525
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Alternative Carriers - 0.3%
8x8, Inc. (a)	759,000	6,952,440
ELECTRICAL EQUIPMENT - 0.5%
Electrical Components & Equipment - 0.2%
Lumenpulse, Inc. (a)	38,000	536,409
OSRAM Licht AG	164,761	6,468,503
		7,004,912
Heavy Electrical Equipment - 0.3%
Mitsubishi Electric Corp.	598,000	7,103,080
TOTAL ELECTRICAL EQUIPMENT		14,107,992
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - 5.9%
Electronic Components - 3.2%
Alps Electric Co. Ltd.	265,000	$ 5,009,134
Delta Electronics, Inc.	5,000	29,500
Hoya Corp.	383,900	12,985,355
Largan Precision Co. Ltd.	19,000	1,420,067
Ledlink Optics, Inc.	1,380,037	2,375,627
OMRON Corp.	267,600	11,971,217
Partron Co. Ltd.	151,445	1,612,320
Samsung Electro-Mechanics Co. Ltd.	308,795	15,345,042
Samsung SDI Co. Ltd.	115,836	12,171,705
Sunny Optical Technology Group Co. Ltd.	2,162,000	3,712,408
TDK Corp.	100	5,890
Universal Display Corp. (a)(d)	240,100	6,662,775
Yageo Corp.	6,920,882	11,086,547
Yaskawa Electric Corp.	1,800	22,992
		84,410,579
Electronic Equipment & Instruments - 0.9%
Chroma ATE, Inc.	3,231,188	8,343,337
Cognex Corp. (a)	59,200	2,446,736
FEI Co.	7,400	668,590
PAX Global Technology Ltd. (a)	480,000	491,667
Posiflex Technologies, Inc.	6,195	26,716
TPK Holding Co. Ltd.	2,028,000	12,010,054
		23,987,100
Electronic Manufacturing Services - 1.5%
AIC, Inc.	178,000	667,618
Merry Electronics Co. Ltd.	284,000	990,482
TE Connectivity Ltd.	445	28,146
Trimble Navigation Ltd. (a)	1,433,627	38,048,461
		39,734,707
Technology Distributors - 0.3%
Digital China Holdings Ltd. (H Shares)	10,264,000	9,490,069
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		157,622,455
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Health Care Equipment - 0.4%
Intai Technology Corp.	901,000	4,800,867
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Olympus Corp. (a)	71,600	$ 2,508,173
PW Medtech Group Ltd. (a)	7,414,000	3,300,437
		10,609,477
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	1,100	27,995
HEALTH CARE TECHNOLOGY - 1.6%
Health Care Technology - 1.6%
athenahealth, Inc. (a)(d)	124,030	18,071,171
M3, Inc.	390,500	6,533,849
Medidata Solutions, Inc. (a)	362,300	17,299,825
		41,904,845
INTERNET & CATALOG RETAIL - 3.8%
Internet Retail - 3.8%
Amazon.com, Inc. (a)	20,900	6,486,315
ASOS PLC (a)(d)	6,100	244,912
Ctrip.com International Ltd. sponsored ADR (a)	983,951	44,769,771
Groupon, Inc. Class A (a)	3,484,800	28,784,448
Jumei International Holding Ltd. sponsored ADR (d)	158,000	2,151,960
MySale Group PLC	38,500	49,805
Qunar Cayman Islands Ltd. sponsored ADR (a)	305,400	8,682,522
Travelport Worldwide Ltd.	39,700	714,600
Vipshop Holdings Ltd. ADR (a)	300,480	5,871,379
zulily, Inc. Class A (a)	189,000	4,422,600
		102,178,312
INTERNET SOFTWARE & SERVICES - 30.8%
Internet Software & Services - 30.8%
21Vianet Group, Inc. ADR (a)(d)	365,000	5,646,550
58.com, Inc. ADR (a)(d)	320,500	13,316,775
Amber Road, Inc. (a)	100	1,022
Baidu.com, Inc. sponsored ADR (a)	231,900	52,866,243
ChannelAdvisor Corp. (a)	390,777	8,432,968
Constant Contact, Inc. (a)	700	25,690
Cornerstone OnDemand, Inc. (a)	460,404	16,206,221
Cvent, Inc. (a)	131,887	3,671,734
Demandware, Inc. (a)	216,520	12,458,561
E2open, Inc. (a)(d)	316,304	3,039,681
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
eBay, Inc. (a)	92,900	$ 5,213,548
eGain Communications Corp. (a)	130,650	676,767
Endurance International Group Holdings, Inc. (a)	934,800	17,228,364
Facebook, Inc. Class A (a)	2,205,163	172,046,817
Google, Inc.:
Class A (a)	193,973	102,933,712
Class C (a)	200,573	105,581,627
HomeAway, Inc. (a)	209	6,224
Hortonworks, Inc.	2,800	75,600
Just Dial Ltd.	9,503	202,779
LendingClub Corp.	49,100	1,242,230
LinkedIn Corp. (a)	276,200	63,445,902
Marketo, Inc. (a)(d)	221,830	7,258,278
Momo, Inc. ADR	136,800	1,641,600
NAVER Corp.	68,147	43,862,812
New Relic, Inc.	800	27,872
NIC, Inc.	118,124	2,125,051
Opower, Inc.	181,813	2,587,199
Q2 Holdings, Inc. (a)	1,400	26,376
Rackspace Hosting, Inc. (a)	81,026	3,792,827
Rocket Internet AG (a)	33	2,042
SciQuest, Inc. (a)	220,519	3,186,500
SouFun Holdings Ltd. ADR	684,200	5,056,238
Textura Corp. (a)	395,004	11,245,764
Trulia, Inc. (a)	4,300	197,929
Twitter, Inc. (a)	804,800	28,868,176
Web.com Group, Inc. (a)	354,216	6,726,562
Yahoo!, Inc. (a)	1,812,300	91,539,273
Yandex NV (a)	1,100	19,756
Yelp, Inc. (a)(d)	512,533	28,050,931
		820,534,201
IT SERVICES - 6.8%
Data Processing & Outsourced Services - 6.2%
DST Systems, Inc.	75,183	7,078,479
Euronet Worldwide, Inc. (a)	46,764	2,567,344
Fidelity National Information Services, Inc.	965,637	60,062,621
Fiserv, Inc. (a)	3,400	241,298
MasterCard, Inc. Class A	229,600	19,782,336
NETELLER PLC (a)	1,384,147	7,394,254
Total System Services, Inc.	580,548	19,715,410
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
Vantiv, Inc. (a)	469,300	$ 15,918,656
Visa, Inc. Class A	120,600	31,621,320
		164,381,718
IT Consulting & Other Services - 0.6%
Cognizant Technology Solutions Corp. Class A (a)	236,794	12,469,572
EPAM Systems, Inc. (a)	27,608	1,318,282
Science Applications International Corp.	54,000	2,674,620
Teradata Corp. (a)	14,800	646,464
Virtusa Corp. (a)	600	25,002
		17,133,940
TOTAL IT SERVICES		181,515,658
LEISURE PRODUCTS - 0.9%
Leisure Products - 0.9%
Sega Sammy Holdings, Inc.	1,797,400	22,996,242
MACHINERY - 0.0%
Industrial Machinery - 0.0%
Harmonic Drive Systems, Inc.	92,800	1,349,732
MEDIA - 0.4%
Advertising - 0.0%
iCar Asia Ltd. (a)	348,639	307,585
Cable & Satellite - 0.4%
Naspers Ltd. Class N	83,800	10,975,951
Publishing - 0.0%
NEXT Co. Ltd.	93,300	757,430
TOTAL MEDIA		12,040,966
PROFESSIONAL SERVICES - 1.0%
Human Resource & Employment Services - 0.3%
51job, Inc. sponsored ADR (a)	800	28,680
Paylocity Holding Corp. (a)(d)	105,391	2,751,759
WageWorks, Inc. (a)	66,400	4,287,448
		7,067,887
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Research & Consulting Services - 0.7%
ICF International, Inc. (a)	60,700	$ 2,487,486
Verisk Analytics, Inc. (a)	249,332	15,969,715
		18,457,201
TOTAL PROFESSIONAL SERVICES		25,525,088
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.9%
Semiconductor Equipment - 0.5%
Nanometrics, Inc. (a)	103,900	1,747,598
Rubicon Technology, Inc. (a)(d)	1,193,932	5,456,269
SMA Solar Technology AG (a)(d)	97,864	1,771,279
SunEdison, Inc. (a)	1,200	23,412
Tessera Technologies, Inc.	466	16,664
Ultratech, Inc. (a)	84,100	1,560,896
Wonik IPS Co. Ltd. (a)	138,521	1,749,020
		12,325,138
Semiconductors - 7.4%
Atmel Corp. (a)	1,128,200	9,471,239
Audience, Inc. (a)	454,700	2,000,680
Broadcom Corp. Class A	91,884	3,981,334
Cavium, Inc. (a)	22,900	1,415,678
Cirrus Logic, Inc. (a)	39,238	924,840
Cree, Inc. (a)(d)	176,437	5,684,800
Duksan Hi-Metal Co. Ltd. (a)	142,951	1,457,403
EPISTAR Corp.	3,085,000	6,095,770
Everlight Electronics Co. Ltd.	2,299,000	5,175,104
Freescale Semiconductor, Inc. (a)	318,191	8,027,959
Genesis Photonics, Inc. (a)	4,761,766	2,521,859
Himax Technologies, Inc. sponsored ADR	429,700	3,463,382
Hua Hong Semiconductor Ltd. (a)	6,640,000	8,697,962
Infineon Technologies AG	130,300	1,378,816
Inphi Corp. (a)	3,600	66,528
Intermolecular, Inc. (a)	813,134	1,569,349
Intersil Corp. Class A	296,917	4,296,389
Lextar Electronics Corp.	762,000	739,015
M/A-COM Technology Solutions Holdings, Inc. (a)	105,600	3,303,168
MagnaChip Semiconductor Corp. (a)	291,827	3,790,833
Marvell Technology Group Ltd.	705,271	10,226,430
Maxim Integrated Products, Inc.	848,200	27,032,134
Melexis NV	54,070	2,453,528
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Mellanox Technologies Ltd. (a)	280,422	$ 11,982,432
Micrel, Inc.	464,354	6,737,777
Micron Technology, Inc. (a)	7,700	269,577
Microsemi Corp. (a)	98,500	2,795,430
Monolithic Power Systems, Inc.	160,151	7,965,911
NXP Semiconductors NV (a)	57,111	4,363,280
ON Semiconductor Corp. (a)	400,000	4,052,000
On-Bright Electronics, Inc.	176,000	934,391
PixArt Imaging, Inc.	39,000	82,163
PMC-Sierra, Inc. (a)	345,100	3,161,116
Radiant Opto-Electronics Corp.	986,000	3,134,407
RF Micro Devices, Inc. (a)	252,131	4,182,853
Sanken Electric Co. Ltd.	1,000	7,952
Semiconductor Manufacturing International Corp. (a)	107,181,000	9,782,903
Semtech Corp. (a)	150,500	4,149,285
Seoul Semiconductor Co. Ltd.	480,937	8,780,375
Silicon Laboratories, Inc. (a)	54,200	2,581,004
TriQuint Semiconductor, Inc. (a)	306,900	8,455,095
YoungTek Electronics Corp.	770	1,479
		197,193,630
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		209,518,768
SOFTWARE - 14.3%
Application Software - 8.8%
Adobe Systems, Inc. (a)	877,707	63,809,299
ANSYS, Inc. (a)	311	25,502
Autodesk, Inc. (a)	309,900	18,612,594
Blackbaud, Inc.	30,700	1,328,082
Citrix Systems, Inc. (a)	104,478	6,665,696
Guidewire Software, Inc. (a)	402	20,353
Informatica Corp. (a)	416,600	15,887,041
Interactive Intelligence Group, Inc. (a)	259,350	12,422,865
Intuit, Inc.	325,900	30,044,721
Kingdee International Software Group Co. Ltd. (a)	45,437,600	13,406,296
Linx SA	1,300	24,697
MicroStrategy, Inc. Class A (a)	83,986	13,639,326
MobileIron, Inc.	1,300	12,948
Mobileye NV (a)	100	4,056
Parametric Technology Corp. (a)	76,900	2,818,385
Paycom Software, Inc.	100	2,633
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
PROS Holdings, Inc. (a)	31,167	$ 856,469
Qlik Technologies, Inc. (a)	253,100	7,818,259
salesforce.com, Inc. (a)	663,169	39,332,553
SolarWinds, Inc. (a)	8,631	430,083
Splunk, Inc. (a)	38,097	2,245,818
Ultimate Software Group, Inc. (a)	207	30,391
Workiva, Inc.	136,504	1,829,154
Yodlee, inc.	2,300	28,060
Zendesk, Inc. (d)	111,569	2,718,937
		234,014,218
Home Entertainment Software - 0.9%
Activision Blizzard, Inc.	496,540	10,005,281
Electronic Arts, Inc. (a)	1,300	61,120
Nintendo Co. Ltd.	110,300	11,510,646
Ourgame International Holdings Ltd.	6,701,000	2,267,177
		23,844,224
Systems Software - 4.6%
Allot Communications Ltd. (a)	531,709	4,881,089
CommVault Systems, Inc. (a)	43,800	2,264,022
Fleetmatics Group PLC (a)	846,155	30,030,041
Imperva, Inc. (a)	591	29,213
Infoblox, Inc. (a)	1,600	32,336
NetSuite, Inc. (a)	233,039	25,440,868
Oracle Corp.	428,700	19,278,639
Progress Software Corp. (a)	146,800	3,966,536
Red Hat, Inc. (a)	352,290	24,357,331
ServiceNow, Inc. (a)	187,555	12,725,607
Tableau Software, Inc. (a)	5,700	483,132
Varonis Systems, Inc.	100	3,283
		123,492,097
TOTAL SOFTWARE		381,350,539
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 16.8%
Technology Hardware, Storage & Peripherals - 16.8%
Apple, Inc.	3,068,070	338,653,560
BlackBerry Ltd. (a)(d)	2,514	27,604
Cray, Inc. (a)	125,934	4,342,204
EMC Corp.	900	26,766
Hewlett-Packard Co.	1,367,200	54,865,736
Common Stocks - continued
	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - CONTINUED
Technology Hardware, Storage & Peripherals - continued
NEC Corp.	3,766,000	$ 10,944,002
Nimble Storage, Inc.	8,900	244,750
QLogic Corp. (a)	3,800	50,616
Samsung Electronics Co. Ltd.	27,466	33,186,607
Silicon Graphics International Corp. (a)	425,876	4,846,469
Stratasys Ltd. (a)	200	16,622
		447,204,936
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
RingCentral, Inc. (a)	498,000	7,430,160
TOTAL COMMON STOCKS (Cost $2,224,680,223)		2,578,602,263
Convertible Preferred Stocks - 0.6%

INTERNET SOFTWARE & SERVICES - 0.6%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (e)	489,912	16,322,692
IT SERVICES - 0.0%
Data Processing & Outsourced Services - 0.0%
Nutanix, Inc. Series E (e)	68,486	917,473
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,517,502)		17,240,165
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	78,627,113	$ 78,627,113
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	31,008,789	31,008,789
TOTAL MONEY MARKET FUNDS (Cost $109,635,902)		109,635,902
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $2,342,833,627)		2,705,478,330
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(38,326,898)
NET ASSETS - 100%		$ 2,667,151,432
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,240,165 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Nutanix, Inc. Series E	8/26/14	$ 917,473
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 7,600,029
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,900
Fidelity Securities Lending Cash Central Fund	110,495
Total	$ 133,395
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,578,602,263	$ 2,240,573,615	$ 336,571,245	$ 1,457,403
Convertible Preferred Stocks	17,240,165	-	-	17,240,165
Money Market Funds	109,635,902	109,635,902	-	-
Total Investments in Securities:	$ 2,705,478,330	$ 2,350,209,517	$ 336,571,245	$ 18,697,568

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 258,388,799
Level 2 to Level 1	$ 0
Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $2,357,969,350. Net unrealized appreciation aggregated $347,508,980, of which $475,544,432 related to appreciated investment securities and $128,035,452 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Equity
Central Fund

December 31, 2014

1.859212.107

INTCEN-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Australia - 5.3%
Australia & New Zealand Banking Group Ltd.	1,110,156	$ 28,886,218
BHP Billiton Ltd.	926,105	21,895,569
Commonwealth Bank of Australia	528,886	36,746,357
CSL Ltd.	102,386	7,192,180
Magellan Financial Group Ltd. (d)	841,717	11,211,142
Spotless Group Holdings Ltd.	5,022,935	7,780,697
Telstra Corp. Ltd.	1,976,829	9,597,166
Westfield Corp. unit	1,702,788	12,482,061
Woodside Petroleum Ltd.	305,917	9,461,193
TOTAL AUSTRALIA		145,252,583
Austria - 0.9%
Andritz AG	152,100	8,409,181
Erste Group Bank AG	735,300	17,114,337
TOTAL AUSTRIA		25,523,518
Bailiwick of Jersey - 0.8%
Regus PLC	2,314,900	7,519,079
Shire PLC	198,200	14,052,389
TOTAL BAILIWICK OF JERSEY		21,571,468
Belgium - 3.1%
Anheuser-Busch InBev SA NV	263,516	29,656,452
Arseus NV	124,700	5,239,013
KBC Ancora (a)	122,100	3,943,370
KBC Groupe SA (a)	737,806	41,509,906
Melexis NV	128,700	5,840,004
TOTAL BELGIUM		86,188,745
Bermuda - 1.1%
Cheung Kong Infrastructure Holdings Ltd.	711,000	5,228,529
Golar LNG Ltd.	153,200	5,587,204
Hongkong Land Holdings Ltd.	1,524,000	10,267,992
Kosmos Energy Ltd. (a)	210,000	1,761,900
Oriental Watch Holdings Ltd.	6,224,000	1,200,908
Vostok Nafta Investment Ltd. SDR (a)	1,443,379	7,035,860
TOTAL BERMUDA		31,082,393
British Virgin Islands - 0.9%
Luxoft Holding, Inc. (a)(d)	178,400	6,870,184
Common Stocks - continued
	Shares	Value
British Virgin Islands - continued
Mail.Ru Group Ltd. GDR (Reg. S) (a)	676,100	$ 11,020,430
Michael Kors Holdings Ltd. (a)	100,000	7,510,000
TOTAL BRITISH VIRGIN ISLANDS		25,400,614
Canada - 1.3%
First Quantum Minerals Ltd.	640,100	9,096,274
Imperial Oil Ltd.	315,400	13,587,339
Suncor Energy, Inc.	192,300	6,107,652
West Fraser Timber Co. Ltd.	117,400	6,716,800
TOTAL CANADA		35,508,065
Cayman Islands - 0.6%
Lifestyle International Holdings Ltd.	3,546,500	7,404,054
Value Partners Group Ltd.	11,909,000	9,938,207
TOTAL CAYMAN ISLANDS		17,342,261
China - 0.1%
Kweichow Moutai Co. Ltd.	50,600	1,535,201
Denmark - 0.5%
Pandora A/S	153,300	12,566,493
Finland - 1.5%
Amer Group PLC (A Shares)	482,900	9,384,390
Nokia Corp. (d)	1,097,900	8,683,081
Sampo Oyj (A Shares)	320,000	15,031,725
Tikkurila Oyj	411,000	7,206,320
TOTAL FINLAND		40,305,516
France - 8.6%
Air Liquide SA	199,980	24,888,239
Atos Origin SA	94,461	7,578,258
AXA SA	874,200	20,315,543
Christian Dior SA (d)	113,000	19,539,524
GDF Suez	500,200	11,760,338
Hermes International SCA (d)	28,203	10,060,651
Ipsos SA	325,702	9,346,454
Kering SA	48,900	9,437,846
L'Oreal SA	99,700	16,805,429
Orange SA	816,500	13,885,983
Publicis Groupe SA	231,669	16,718,945
Renault SA	111,800	8,188,716
Rexel SA	521,300	9,367,366
Suez Environnement SA	276,021	4,821,279
Common Stocks - continued
	Shares	Value
France - continued
Total SA (d)	352,400	$ 18,054,164
Total SA sponsored ADR (d)	376,000	19,251,200
VINCI SA	308,494	16,988,572
TOTAL FRANCE		237,008,507
Germany - 6.6%
adidas AG	201,500	13,993,275
Bayer AG	236,000	32,168,797
Beiersdorf AG	99,300	8,062,568
Continental AG	45,200	9,533,711
Daimler AG (Germany)	155,967	12,953,691
Deutsche Annington Immobilien SE	802,900	27,259,791
Deutsche Telekom AG	1,002,700	16,043,540
E.ON AG	604,422	10,330,594
GEA Group AG	319,023	14,026,222
Hugo Boss AG (a)	39,100	4,783,166
RWE AG	199,500	6,157,501
SAP AG (d)	103,621	7,235,686
Siemens AG	173,545	19,472,418
TOTAL GERMANY		182,020,960
Hong Kong - 1.9%
AIA Group Ltd.	4,049,000	22,332,129
Dah Sing Financial Holdings Ltd.	1,330,800	7,730,122
Hysan Development Co. Ltd.	2,017,000	8,951,458
PCCW Ltd.	9,561,000	6,509,998
Power Assets Holdings Ltd.	758,000	7,328,354
TOTAL HONG KONG		52,852,061
India - 0.4%
Housing Development Finance Corp. Ltd.	640,744	11,505,999
Indonesia - 1.0%
PT Bank Central Asia Tbk	9,271,400	9,834,525
PT Bank Danamon Indonesia Tbk Series A	20,797,600	7,568,369
PT Indocement Tunggal Prakarsa Tbk	4,551,100	9,182,978
TOTAL INDONESIA		26,585,872
Ireland - 2.2%
Actavis PLC (a)	43,300	11,145,853
C&C Group PLC	1,548,800	6,784,334
Greencore Group PLC	1,734,154	7,735,564
Common Stocks - continued
	Shares	Value
Ireland - continued
James Hardie Industries PLC CDI	1,251,221	$ 13,357,106
Ryanair Holdings PLC sponsored ADR (a)	291,300	20,760,951
TOTAL IRELAND		59,783,808
Israel - 1.0%
Bezeq The Israel Telecommunication Corp. Ltd.	3,052,800	5,439,549
Teva Pharmaceutical Industries Ltd. sponsored ADR	360,700	20,743,857
TOTAL ISRAEL		26,183,406
Italy - 1.8%
Enel SpA	2,132,205	9,535,956
Pirelli & C. SpA	469,100	6,363,182
Prysmian SpA	748,000	13,712,529
Telecom Italia SpA (a)(d)	8,581,300	9,151,844
World Duty Free SpA (a)	1,127,118	10,863,218
TOTAL ITALY		49,626,729
Japan - 13.2%
ACOM Co. Ltd. (a)(d)	3,093,700	9,444,602
AEON MALL Co. Ltd.	624,340	11,063,911
Ain Pharmaciez, Inc.	237,400	6,807,294
Astellas Pharma, Inc.	1,558,200	21,693,422
Broadleaf Co. Ltd.	343,500	4,830,995
Coca-Cola Central Japan Co. Ltd.	179,000	2,733,062
Daikin Industries Ltd.	217,400	13,940,574
East Japan Railway Co.	174,700	13,167,287
Hitachi Ltd.	2,065,000	15,241,281
Honda Motor Co. Ltd.	569,800	16,716,956
Iida Group Holdings Co. Ltd.	394,600	4,806,828
Japan Tobacco, Inc.	469,100	12,910,940
JSR Corp.	767,700	13,177,028
Keyence Corp.	10,100	4,500,507
Komatsu Ltd.	664,600	14,692,932
Lasertec Corp.	220,000	2,488,219
Leopalace21 Corp. (a)	1,469,900	9,272,967
Mitsubishi Electric Corp.	1,622,000	19,266,212
Mitsui Fudosan Co. Ltd.	610,000	16,357,491
NEC Corp.	2,059,000	5,983,457
Nippon Telegraph & Telephone Corp.	185,300	9,465,611
Nitori Holdings Co. Ltd.	119,200	6,404,440
OMRON Corp.	340,130	15,215,883
ORIX Corp.	1,717,200	21,607,180
Rakuten, Inc.	551,200	7,664,884
Common Stocks - continued
	Shares	Value
Japan - continued
Seven & i Holdings Co., Ltd.	280,900	$ 10,104,351
SoftBank Corp.	109,200	6,499,944
Tokio Marine Holdings, Inc.	448,600	14,569,496
Tokyo Gas Co. Ltd.	1,241,000	6,696,020
Toshiba Corp.	2,957,000	12,470,560
Toyota Motor Corp.	456,200	28,429,195
VT Holdings Co. Ltd.	922,300	3,631,656
TOTAL JAPAN		361,855,185
Korea (South) - 1.4%
Cheil Industries, Inc.	5,260	753,068
DGB Financial Group Co. Ltd.	831,037	8,585,226
Dongbu Insurance Co. Ltd.	124,084	6,227,589
Samchully Co. Ltd.	24,451	3,101,341
Samsung Electro-Mechanics Co. Ltd.	102,468	5,091,973
Samsung Electronics Co. Ltd.	12,564	15,180,825
TOTAL KOREA (SOUTH)		38,940,022
Luxembourg - 0.4%
Eurofins Scientific SA	38,200	9,801,780
Netherlands - 3.9%
AerCap Holdings NV (a)	379,300	14,724,426
Airbus Group NV	277,300	13,874,863
ASML Holding NV (Netherlands)	172,611	18,650,182
Delta Lloyd NV	425,100	9,354,223
Exact Holdings NV (d)	140,600	5,393,217
ING Groep NV (Certificaten Van Aandelen) (a)	1,974,400	25,508,584
Royal DSM NV	248,424	15,222,661
Vopak NV	92,400	4,817,274
TOTAL NETHERLANDS		107,545,430
New Zealand - 0.3%
A2 Milk Co. Ltd. (a)(d)	4,088,607	1,849,804
Spark New Zealand Ltd.	2,927,491	7,113,381
TOTAL NEW ZEALAND		8,963,185
Norway - 0.6%
Statoil ASA	398,600	7,018,085
Telenor ASA	415,600	8,448,061
TOTAL NORWAY		15,466,146
Portugal - 0.2%
Energias de Portugal SA	1,442,399	5,616,616
Common Stocks - continued
	Shares	Value
South Africa - 0.2%
Metair Investment Ltd.	1,806,575	$ 4,989,741
Spain - 0.6%
Gas Natural SDG SA	218,700	5,507,115
Iberdrola SA	1,728,370	11,705,645
TOTAL SPAIN		17,212,760
Sweden - 1.9%
East Capital Explorer AB (a)	1,053,858	5,745,453
Getinge AB (B Shares)	169,500	3,865,936
Lundin Petroleum AB (a)(d)	222,400	3,206,670
Nordea Bank AB	1,555,000	18,132,075
Svenska Cellulosa AB (SCA) (B Shares)	401,100	8,690,316
Svenska Handelsbanken AB (A Shares)	284,900	13,397,944
TOTAL SWEDEN		53,038,394
Switzerland - 7.6%
Compagnie Financiere Richemont SA Series A	211,410	18,882,728
EFG International	401,788	4,687,931
Julius Baer Group Ltd.	403,810	18,606,454
Lonza Group AG	64,196	7,244,811
Nestle SA	499,398	36,406,621
Novartis AG	575,022	53,329,532
Roche Holding AG (participation certificate)	177,022	47,962,733
Syngenta AG (Switzerland)	62,799	20,199,779
TOTAL SWITZERLAND		207,320,589
Taiwan - 0.1%
King Slide Works Co. Ltd.	205,000	2,607,086
Thailand - 0.1%
TISCO Financial Group PCL	2,570,900	3,315,773
Turkey - 0.1%
Logo Yazilim Sanayi Ve Ticar (a)	329,407	3,936,714
United Kingdom - 18.2%
Aberdeen Asset Management PLC	2,380,100	16,032,994
Al Noor Hospitals Group PLC	397,900	6,139,653
AstraZeneca PLC (United Kingdom)	378,443	26,729,703
BG Group PLC	1,626,016	21,758,859
BHP Billiton PLC	539,131	11,554,299
BP PLC	1,131,437	7,181,879
British American Tobacco PLC (United Kingdom)	246,600	13,363,483
Britvic PLC	874,800	9,196,560
BT Group PLC	2,865,600	17,824,210
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Bunzl PLC	521,296	$ 14,332,358
Diageo PLC	855,714	24,513,697
Essentra PLC	960,000	10,952,594
Exova Group Ltd. PLC (a)	1,103,735	2,752,450
Hikma Pharmaceuticals PLC	218,686	6,745,303
Lloyds Banking Group PLC (a)	23,434,200	27,564,697
Meggitt PLC	1,986,123	16,066,015
Michael Page International PLC	1,400,100	8,988,465
Mondi PLC	955,700	15,640,317
National Grid PLC	1,042,000	14,785,232
Prudential PLC	1,642,164	37,965,972
Rolls-Royce Group PLC	1,308,170	17,738,550
Royal & Sun Alliance Insurance Group PLC (a)	1,630,175	11,052,440
Royal Dutch Shell PLC Class A (United Kingdom)	694,768	23,186,410
SABMiller PLC	164,300	8,606,781
St. James's Place Capital PLC	1,612,972	20,476,352
St. Modwen Properties PLC	2,204,900	13,258,237
Standard Chartered PLC:
(Hong Kong)	909,603	13,537,783
(United Kingdom)	2,451,002	36,787,868
Tesco PLC	2,312,900	6,743,720
Unilever PLC	136,199	5,533,516
Virgin Money Holdings Uk PLC (a)	1,055,000	4,735,650
Vodafone Group PLC	7,957,028	27,281,682
TOTAL UNITED KINGDOM		499,027,729
United States of America - 6.0%
Accuray, Inc. (a)(d)	1,393,600	10,521,680
Akorn, Inc. (a)(d)	320,000	11,584,000
Altria Group, Inc.	126,300	6,222,801
Chevron Corp.	42,600	4,778,868
Cobalt International Energy, Inc. (a)	151,100	1,343,279
Coca-Cola Enterprises, Inc.	138,700	6,133,314
Constellation Brands, Inc. Class A (sub. vtg.) (a)	175,000	17,179,750
Energizer Holdings, Inc.	63,900	8,214,984
Facebook, Inc. Class A (a)	78,900	6,155,778
Fossil Group, Inc. (a)	141,300	15,647,562
Freeport-McMoRan, Inc.	562,800	13,147,008
Kroger Co.	115,900	7,441,939
Lorillard, Inc.	117,000	7,363,980
Mead Johnson Nutrition Co. Class A	77,800	7,822,012
Molson Coors Brewing Co. Class B	103,000	7,675,560
Common Stocks - continued
	Shares	Value
United States of America - continued
Mondelez International, Inc.	151,800	$ 5,514,135
Monster Beverage Corp. (a)	87,900	9,523,965
United Technologies Corp.	136,600	15,709,000
WhiteWave Foods Co. (a)	47,700	1,669,023
TOTAL UNITED STATES OF AMERICA		163,648,638
TOTAL COMMON STOCKS (Cost $2,441,725,586)		2,591,129,987
Nonconvertible Preferred Stocks - 1.1%

Germany - 1.1%
Porsche Automobil Holding SE (Germany)	111,600	9,025,381
Volkswagen AG	94,400	20,980,905
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $28,249,801)		30,006,286
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0% to 0.03% 1/2/15 to 4/2/15 (e) (Cost $1,359,964)	$ 1,360,000	1,359,953
Money Market Funds - 7.5%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	111,248,809	111,248,809
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	93,905,255	93,905,255
TOTAL MONEY MARKET FUNDS (Cost $205,154,064)		205,154,064
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $2,676,489,415)		2,827,650,290
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(83,995,687)
NET ASSETS - 100%		$ 2,743,654,603
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
365 NYSE E-mini MSCI EAFE Index Contracts (United States)	March 2015	$ 32,081,675	$ (307,535)
The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,349,954.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,136
Fidelity Securities Lending Cash Central Fund	281,704
Total	$ 305,840
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 319,939,440	$ 159,499,450	$ 160,439,990	$ -
Consumer Staples	289,890,216	144,430,251	145,459,965	-
Energy	147,101,976	60,441,386	86,660,590	-
Financials	686,954,003	277,218,362	409,735,641	-
Health Care	296,160,642	93,031,886	203,128,756	-
Industrials	299,120,861	180,943,805	118,177,056	-
Information Technology	149,896,674	46,794,585	103,102,089	-
Materials	192,236,972	102,870,213	89,366,759	-
Telecommunication Services	137,260,969	21,000,991	116,259,978	-
Utilities	102,574,520	48,946,949	53,627,571	-
Government Obligations	1,359,953	-	1,359,953	-
Money Market Funds	205,154,064	205,154,064	-	-
Total Investments in Securities:	$ 2,827,650,290	$ 1,340,331,942	$ 1,487,318,348	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (307,535)	$ (307,535)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 732,299,088
Level 2 to Level 1	$ 0
Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $2,693,752,755. Net unrealized appreciation aggregated $133,897,535, of which $325,923,638 related to appreciated investment securities and $192,026,103 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events*, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate Equity
Central Fund

December 31, 2014

1.9862251.100

REE-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 96.5%
REITs - Apartments - 14.6%
American Campus Communities, Inc.	98,600	$ 4,078,096
AvalonBay Communities, Inc.	13,050	2,132,240
Equity Residential (SBI)	28,800	2,068,992
Essex Property Trust, Inc.	32,800	6,776,480
Post Properties, Inc.	58,500	3,438,045
UDR, Inc.	151,800	4,678,476
TOTAL REITS - APARTMENTS		23,172,329
REITs - Diversified - 8.4%
Cousins Properties, Inc.	105,300	1,202,526
Digital Realty Trust, Inc.	88,700	5,880,810
Duke Realty LP	114,200	2,306,840
Store Capital Corp.	139,800	3,021,078
Vornado Realty Trust	7,700	906,367
TOTAL REITS - DIVERSIFIED		13,317,621
REITs - Health Care - 11.7%
HCP, Inc.	186,000	8,189,580
Health Care REIT, Inc.	16,400	1,240,988
Sabra Health Care REIT, Inc.	57,000	1,731,090
Senior Housing Properties Trust (SBI)	164,100	3,628,251
Ventas, Inc.	52,200	3,742,740
TOTAL REITS - HEALTH CARE		18,532,649
REITs - Hotels - 7.6%
Ashford Hospitality Prime, Inc.	49,600	851,136
Chatham Lodging Trust	20,600	596,782
FelCor Lodging Trust, Inc.	384,600	4,161,372
Host Hotels & Resorts, Inc.	79,000	1,877,830
LaSalle Hotel Properties (SBI)	66,400	2,687,208
RLJ Lodging Trust	8,600	288,358
Sunstone Hotel Investors, Inc.	93,000	1,535,430
TOTAL REITS - HOTELS		11,998,116
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Management/Investment - 2.7%
Lexington Corporate Properties Trust	107,200	$ 1,177,056
WP Carey, Inc.	45,100	3,161,510
TOTAL REITS - MANAGEMENT/INVESTMENT		4,338,566
REITs - Manufactured Homes - 1.3%
Equity Lifestyle Properties, Inc.	19,300	994,915
Sun Communities, Inc.	18,500	1,118,510
TOTAL REITS - MANUFACTURED HOMES		2,113,425
REITs - Office Property - 16.8%
Alexandria Real Estate Equities, Inc.	62,200	5,519,628
American Realty Capital Properties, Inc.	154,300	1,396,415
Boston Properties, Inc.	63,800	8,210,422
Gramercy Property Trust, Inc.	134,300	926,670
Highwoods Properties, Inc. (SBI)	5,400	239,112
New York (REIT), Inc.	78,200	828,138
Piedmont Office Realty Trust, Inc. Class A	148,813	2,803,637
SL Green Realty Corp.	56,300	6,700,826
TOTAL REITS - OFFICE PROPERTY		26,624,848
REITs - Prisons - 0.8%
Corrections Corp. of America	35,300	1,282,802
REITs - Regional Malls - 13.0%
Simon Property Group, Inc.	88,900	16,189,579
Tanger Factory Outlet Centers, Inc.	12,200	450,912
Taubman Centers, Inc.	52,000	3,973,840
TOTAL REITS - REGIONAL MALLS		20,614,331
REITs - Shopping Centers - 8.9%
Acadia Realty Trust (SBI)	18,900	605,367
Cedar Shopping Centers, Inc.	186,971	1,372,367
Excel Trust, Inc.	53,400	715,026
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - continued
Federal Realty Investment Trust (SBI)	37,400	$ 4,991,404
Kite Realty Group Trust	89,200	2,563,608
Ramco-Gershenson Properties Trust (SBI)	15,900	297,966
Realty Income Corp.	31,400	1,498,094
Washington Prime Group, Inc.	122,500	2,109,450
TOTAL REITS - SHOPPING CENTERS		14,153,282
REITs - Single Tenant - 0.0%
Select Income (REIT)	3,200	78,112
REITs - Storage - 5.5%
Extra Space Storage, Inc.	79,600	4,667,744
Public Storage	21,700	4,011,245
TOTAL REITS - STORAGE		8,678,989
REITs - Warehouse/Industrial - 5.2%
DCT Industrial Trust, Inc.	162,273	5,786,655
Prologis, Inc.	38,100	1,639,443
Terreno Realty Corp.	40,800	841,704
TOTAL REITS - WAREHOUSE/INDUSTRIAL		8,267,802
TOTAL REAL ESTATE INVESTMENT TRUSTS		153,172,872
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.0%
Real Estate Operating Companies - 2.0%
Forest City Enterprises, Inc. Class A (a)	144,400	3,075,720
TOTAL COMMON STOCKS (Cost $154,927,577)		156,248,592
Money Market Funds - 25.2%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b) (Cost $40,021,764)	40,021,764	$ 40,021,764
TOTAL INVESTMENT PORTFOLIO - 123.7% (Cost $194,949,341)		196,270,356
NET OTHER ASSETS (LIABILITIES) - (23.7)%		(37,586,419)
NET ASSETS - 100%		$ 158,683,937
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 746
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $195,008,763. Net unrealized appreciation aggregated $1,261,593, of which $2,502,266 related to appreciated investment securities and $1,240,673 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 2, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 2, 2015